UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-07324
                                                     ---------


                         Gardner Lewis Investment Trust
                         ------------------------------
               (Exact name of registrant as specified in charter)



116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices)               (Zip code)


                               C. Frank Watson III
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


         Registrant's telephone number, including area code: 252-972-9922
                                                             ------------

                    Date of fiscal year end: October 31, 2003
                                             ----------------


                   Date of reporting period: October 31, 2003
                                             ----------------

Item 1.    REPORTS TO STOCKHOLDERS.


________________________________________________________________________________


                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust





                                  Annual Report


                       FOR THE YEAR ENDED OCTOBER 31, 2003



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Aggressive Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                           ____________________________

                              THE CHESAPEAKE FUNDS
                           ____________________________

                                                               December 10, 2003



2003 FISCAL YEAR COMMENTARY


CHESAPEAKE AGGRESSIVE GROWTH FUND
November 1, 2002 to October 31, 2003


MARKET ENVIRONMENT. The stock market was showing positive signs last fall as the Fund began its fiscal year; but by December 2002 it was once again testing the nerves of investors. Corporate earnings data had improved throughout 2002, but by year-end investors had become concerned that economic recovery could be derailed by geopolitical developments. December, January, and February saw broad market losses as investors were gripped by the looming confrontation with Iraq and the discord among U.S. global allies. Talk of global destabilization, deflation and double-dipping back into recession began to dominate the investment discussion.

In March, though, investors started looking past the Iraq conflict and began to focus again on the prospect of economic recovery. The market moved off its lows and gained momentum as improving economic and corporate results began to fuel a better outlook on the part of investors. From the March 11, 2003 low through the Fund's fiscal year-end, the S&P 500 Total Return Index gained 32.67% and the Russell 2000 Index of smaller company stocks gained 53.51% (the Fund gained 56.82% over this period, please refer to the Fund's Performance Update section for a more comprehensive review of Fund performance).^i

A notable phenomenon this year has been the striking outperformance of smaller company stocks compared to large cap stocks. During the Fund's fiscal year, the Russell 2000 Total Return Index of small company stocks was up 43.37% while the S&P 500 Total Return Index of large company stocks was up 20.80%.^ii It is not unusual for smaller capitalization stocks to outperform during periods of economic rebound, as slight improvements in sales can have magnified effects to the profitability of small companies. In fact, the strength of smaller cap stocks gives evidence to investors' belief that the economic rebound is real and sustainable. The Fund invests primarily within the universe of small and mid-cap companies. This focus on smaller capitalization stocks is an important factor in explaining the Fund's performance relative to the large-company S&P 500 Total Return and the small-company Russell 2000 Total Return indices this fiscal year (see table below for details).

We believe that the period during the Fund's fiscal year was difficult for many fundamentally oriented investors. In fact, according to Lipper Research most



______________

^i Source: Bloomberg. S&P 500 Total Return Index and Russell 2000 Total Return Index from March 11, 2003 to October 31, 2003.
^ii Source: Bloomberg, S&P and Russell Total Return indices.

mutual funds underperformed their respective indices during the Fund's fiscal year:^iii

Average Small-Cap Mutual Fund                                       38.81%*
     Russell 2000 Total Return Index of Small-Cap Stocks            43.37%*

Average Mid-Cap Mutual Fund                                         32.60%*
     Russell Midcap Total Return Index of Mid-Cap Stocks            35.88%*

Average Large-Cap Mutual Fund                                       17.75%*
     S&P 500 Total Return Index of Large-Cap Stocks                 20.80%*

Chesapeake Aggressive Growth Fund                                   38.66%

     *Source:  Lipper Research; Prudential Securities; Bloomberg.

(Please refer to the Fund's Performance Update section for a more comprehensive review of Fund performance).

The investment process employed for the Fund focuses primarily on individual companies rather than broader thematic issues. We believe it has been a difficult period for this type of investment process. Thematic issues regarding economic and global events have dominated the attention of many investors, shifting their focus away from company specific developments. We believe that stock prices ultimately have to reflect the businesses prospects of their underlying companies, but over shorter periods of time this may not be the case. As the economy has begun to show more consistent signs of improvement, however, it appears as though investors are beginning to focus once again on the businesses of companies, and this may prove to be an important driver of Fund returns in the coming period.

PORTFOLIO REVIEW. The following table breaks out the Fund's holdings by economic sector and compares 2002 and 2003 fiscal year-end holdings.^iv

      ------------------------------------ -------------- --------------
                   Economic                     Fund           Fund
                    Sector                   10/31/2002     10/31/2003
      ------------------------------------ -------------- --------------
      Consumer Discretionary                         20%            19%
      Consumer Staples                                3%             2%
      Energy                                          5%             4%
      Financials                                      9%             3%
      Health Care                                    21%            22%
      Industrials                                    10%             7%
      Information Technology                         28%            35%
      Materials                                       2%             5%
      Telecom Services                                0%             0%
      Utilities                                       0%             1%
      Cash                                            1%             1%
      ------------------------------------ -------------- --------------
         Total                                      100%           100%
      ------------------------------------ -------------- --------------




______________

^iii Source: Mutual fund data: Lipper Research and Prudential Securities. Index data: Bloomberg.

^iv For sector classifications, the Standard & Poor's Global Industry Classification Standard (GICS) is used. Standard & Poor's made changes to the GICS categories in May 2003 which are used for historical sector weightings here.

Information Technology, Health Care, and Consumer Discretionary represented the Fund's largest sector exposures during the fiscal year. All major sectors were profitable with Information Technology leading in contribution and accounting for almost half of the Fund's profits. Gains were broad within the Technology sector, with the software, hardware, and semiconductor industries all making strong contributions. Sonus Networks and OmniVision Technologies led the Fund's gains in Technology, while Overture Software was one of the few holdings with a significant loss.

The medical devices group led profits within the Fund's Health Care sector. INAMED was the leading contributor, while hospital stocks and HMOs (LifePoint, Triad, First Health) accounted for the only significant losses within Health Care.

The Consumer Discretionary sector had a strong contribution to Fund profits as well. Casual Male led profits in the retail area, while Jones Apparel dragged profitability in the sector to some extent, as it was a relatively large position that suffered slight losses.

The Fund's most important individual contributors to profits this fiscal year included: INAMED (Health Care, medical devices); Sonus Networks (Information Technology, telecom related software); OmniVision Technologies (Information Technology, video related chips); Casual Male (Consumer Discretionary, specialty retailing); LTX Corp (Information Technology, semiconductor equipment).

Notable detractors included TriQuint Semiconductor (Information Technology, semiconductor equipment); LifePoint Hospitals (Health Care, hospitals); AGCO (Industrials, agricultural equipment); Overture Services (Information Technology, internet software); Mirant (Utilities, independent power producers).

Please refer to the Portfolio of Investments section for a complete listing of Fund holdings and the amount each represents of the portfolio.

OUTLOOK. The economic recovery appears now to be well underway. The most recent GDP (Gross Domestic Product) figures indicate a 8.2% growth rate in the third quarter; consumer confidence and retail sales have upticked dramatically and durable goods and new factory orders are showing positive comparisons. Even the employment data, which typically lags the economy, has recently begun to show improvement.^v The stock market tends to be a leading economic indicator, rising or falling well ahead of changes in the business cycle. As such, the market's strength this year bodes well for continued improvement in the broader economy. However, we do not rely on macroeconomic or broad market changes to drive appreciation in our portfolio companies.

While other investment approaches might focus on top down macroeconomic factors, we concentrate on business prospects at the company level. We make thousands of calls and visits to business leaders each year in an effort to better and sooner understand changes occurring in and around their companies. Our interviews with companies' competitors, customers, and suppliers lets us understand the entire economic food chain, and often give us our most valuable insights into our own portfolio companies' prospects. During some periods of time the market may be driven by investors' preoccupation with broader issues, but in the end the

______________

^v Source: Barron's Online. Based on 3rd Quarter GDP figures, November Consumer Confidence, October Retail Store Sales, October Durable Goods Orders, September New Factory Orders, October Unemployment Rate, November Initial Jobless Claims.

market is comprised of individual companies whose stocks are ultimately priced based upon their unique business circumstances.

Our conversations with industry leaders indicate an important change in their outlooks. Company managements are beginning to worry that under-investment in their businesses might leave them unable to benefit fully from the economic rebound; whereas only months ago they still feared the rebound was too uncertain to justify normal levels of capital spending. Business cycles are driven by broad swings in sentiment and in some ways can be self fulfilling. It appears that we have now transitioned from a vicious cycle of doubt to the early stages of a virtuous cycle of confidence among corporate leaders.

Sincerely,


/s/ W. Whitfield Gardner                        /s/ John L. Lewis, IV
_________________________                       _____________________
W. Whitfield Gardner                            John L. Lewis, IV
















Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the Fund is subject to investment risks, including, without limitation, risk related to investment in equity securities, market risk, risk related to investment in medium capitalization companies, investment advisor risk and other risks as set forth in the prospectus. For more complete information regarding the Fund, including additional information about risks, charges and expenses, obtain a prospectus by calling the Fund directly at (800) 430-3863 or the Fund's Advisor at (610) 558-2800. Please read the prospectus carefully before you invest.

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                     Performance Update - $25,000 Investment

                      For the period from October 31, 1993
                               to October 31, 2003

--------------------------------------------------------------------------------
                The Chesapeake Aggressive     Russell 2000      S&P 500 Total
                      Growth Fund                Index          Return Index
--------------------------------------------------------------------------------
   10/31/93            $24,250                  $25,000           $25,000
   04/30/94             26,818                   24,360            24,420
   10/31/94             29,254                   24,599            25,966
   04/30/95             31,389                   25,674            28,685
   10/31/95             39,810                   28,768            32,832
   04/30/96             41,583                   34,077            37,351
   10/31/96             38,078                   33,586            40,743
   04/30/97             38,771                   34,097            46,739
   10/31/97             50,364                   43,357            53,827
   04/30/98             53,709                   48,620            65,933
   10/31/98             38,352                   38,313            65,664
   04/30/99             44,032                   44,155            80,321
   10/31/99             51,534                   44,037            82,519
   04/30/00             71,372                   52,344            88,456
   10/31/00             62,859                   51,791            87,545
   04/30/01             54,646                   50,902            76,982
   10/31/01             41,496                   45,297            65,743
   04/30/02             46,848                   54,381            67,261
   10/31/02             33,583                   40,061            55,812
   04/30/03             34,865                   43,092            58,311
   10/31/03             46,567                   57,439            67,421



This graph depicts the performance of The Chesapeake Aggressive Growth Fund (the "Fund") versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.




                          Average Annual Total Returns

  ------------------------------ ------------- --------------- --------------
                                   One Year      Five Years      Ten Years
  ------------------------------ ------------- --------------- --------------
          No Sales Load             38.66%         3.96%           6.74%
  ------------------------------ ------------- --------------- --------------
    3.00% Maximum Sales Load        34.50%         3.33%           6.42%
  ------------------------------ ------------- --------------- --------------




>> The graph assumes an initial $25,000 investment ($24,250 after maximum sales load of 3.00% for the Fund) at October 31, 1993 (commencement of operations of the Fund). All dividends and distributions are reinvested.

>>   At October 31, 2003,  the value of the Fund would have increased to $46,567
     - a cumulative total investment return of 86.27% since October 31, 1993. Without the deduction of the 3.00% maximum sales load, the value of the Fund would have increased to $48,007 - a cumulative total investment return of 92.03% since October 31, 1993. The sales load may be reduced or eliminated for larger purchases.

>> At October 31, 2003, the value of a similar investment in the S&P 500 Total Return Index would have increased to $67,421 - a cumulative total investment return of 169.68% since October 31, 1993; while the value of a similar investment in the Russell 2000 Index would have increased to $57,439 - a cumulative total investment return of 129.75% since October 31, 1993.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.66%

      Aerospace & Defense - 0.76%
        (a)The Titan Corporation ...................................................                 21,200            $    447,744
                                                                                                                       ------------
      Apparel Manufacturing - 6.17%
           Jones Apparel Group, Inc. ...............................................                 68,600               2,366,700
           Kellywood Company .......................................................                 34,000               1,270,580
                                                                                                                       ------------
                                                                                                                          3,637,280
                                                                                                                       ------------
      Biopharmaceuticals - 0.46%
        (a)CV Therapeutics, Inc. ...................................................                 15,500                 273,265
                                                                                                                       ------------

      Broadcast - Cable - 0.99%
        (a)Mediacom Communications Corporation .....................................                 83,300                 583,100
                                                                                                                       ------------

      Commercial Services - 2.20%
           CDI Corporation .........................................................                 19,900                 651,725
        (a)Kroll Inc. ..............................................................                 27,600                 641,976
                                                                                                                       ------------
                                                                                                                          1,293,701
                                                                                                                       ------------
      Computer Software & Services - 13.53%
        (a)Activision, Inc .........................................................                 60,150                 907,664
        (a)At Road, Inc. ...........................................................                 46,400                 598,560
        (a)CheckFree Corp. .........................................................                 30,500                 839,665
        (a)Cognizant Technology Solutions Corporation ..............................                 26,500               1,202,835
        (a)Epicor Software Corporation .............................................                 86,700                 876,537
        (a)McData Corporation ......................................................                 61,400                 634,262
        (a)OpenTV Corporation ......................................................                148,400                 792,456
        (a)Quest Software, Inc. ....................................................                 51,700                 770,330
        (a)Verint Systems, Inc. ....................................................                 11,200                 250,768
        (a)Verso Technologies, Inc. ................................................                 67,700                 262,676
        (a)WebEx Communications, Inc. ..............................................                 37,800                 835,002
                                                                                                                       ------------
                                                                                                                          7,970,755
                                                                                                                       ------------
      Computers - 3.57%
        (a)Extreme Networks, Inc. ..................................................                120,100               1,032,860
        (a)Intergraph Corporation ..................................................                 41,100               1,071,066
                                                                                                                       ------------
                                                                                                                          2,103,926
                                                                                                                       ------------
      Cosmetics & Personal - 1.04%
           Nu Skin Enterprises, Inc. ...............................................                 38,500                 610,995
                                                                                                                       ------------

      Defense / Security - 0.90%
        (a)Identix Incorporated ....................................................                 92,500                 531,875
                                                                                                                       ------------

      Diversified Operations - 0.53%
        (a)Aura Systems, Inc. ......................................................              2,777,336                 311,062
                                                                                                                       ------------

                                                                                                                        (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Electronics - 6.36%
        (a)Applied Films Corporation .............................................                   13,700            $    429,495
        (a)Global Imaging Systems, Inc. ..........................................                   25,200                 732,060
           Harman International Industries, Inc. .................................                    6,600                 846,120
        (a)Kopin Corporation .....................................................                  123,000                 901,590
        (a)Power-One, Inc. .......................................................                   67,800                 614,268
        (a)Trimble Navigation Limited ............................................                    8,000                 221,200
                                                                                                                       ------------
                                                                                                                          3,744,733
                                                                                                                       ------------
      Electronics - Semiconductor - 8.67%
        (a)ATI Technologies Inc. .................................................                   23,800                 340,578
        (a)DSP Group, Inc. .......................................................                   38,500                 919,380
        (a)LTX Corporation .......................................................                  123,400               1,763,386
        (a)OmniVision Technologies, Inc. .........................................                   12,000                 681,600
        (a)Rudolph Technologies Inc. .............................................                   34,600                 904,790
        (a)Silicon Image, Inc. ...................................................                   55,700                 391,571
        (a)TriQuint Semiconductor, Inc. ..........................................                   15,000                 107,550
                                                                                                                       ------------
                                                                                                                          5,108,855
                                                                                                                       ------------
      Energy - 1.52%
           CONSOL Energy Inc. ....................................................                   41,200                 894,040
                                                                                                                       ------------

      Financial - Consumer Credit - 0.64%
        (a)AmeriCredit Corporation ...............................................                   28,000                 375,200
                                                                                                                       ------------

      Financial - Non-Banks - 1.16%
           American Capital Strategies, Ltd. .....................................                   25,300                 683,100
                                                                                                                       ------------

      Food Processing - 0.84%
        (a)Dean Foods Company ....................................................                   16,400                 496,100
                                                                                                                       ------------

      Foreign - 1.48%
        (a)ASM International N.V. - ADR ..........................................                   49,800                 871,998
                                                                                                                       ------------

      Homebuilders - 1.28%
           Kaufman and Broad Home Corporation ....................................                   11,000                 753,390
                                                                                                                       ------------

      Human Resources - 0.99%
           Gevity HR, Inc. .......................................................                   38,700                 585,144
                                                                                                                       ------------

      Insurance - Life & Health - 2.12%
        (a)First Health Group Corp. ..............................................                   28,700                 700,567
           Scottish Annuity & Life Holdings, Ltd. ................................                   25,100                 547,431
                                                                                                                       ------------
                                                                                                                          1,247,998
                                                                                                                       ------------

                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Manufacturing - 2.98%
        (a)Axcan Pharma Inc. .......................................................                 55,800            $    733,212
        (a)GrafTech International Ltd. .............................................                 98,500               1,023,415
                                                                                                                       ------------
                                                                                                                          1,756,627
                                                                                                                       ------------
      Medical - Biotechnology - 6.86%
        (a)Abaxis, Inc. ............................................................                 58,700               1,019,619
        (a)Cubist Pharmaceuticals, Inc. ............................................                 55,000                 639,100
        (a)ILEX Oncology, Inc. .....................................................                 37,400                 780,164
        (a)Immunomedics, Inc. ......................................................                 50,800                 431,800
        (a)Regeneration Technologies, Inc. .........................................                 27,900                 334,800
        (a)Telik, Inc. .............................................................                 41,100                 835,152
                                                                                                                       ------------
                                                                                                                          4,040,635
                                                                                                                       ------------
      Medical - Hospital Management & Services - 2.13%
        (a)LifePoint Hospitals, Inc. ...............................................                 23,100                 593,901
        (a)Medical Resources, Inc. .................................................                  4,885                       2
        (a)Universal Health Services, Inc. .........................................                 14,060                 661,523
                                                                                                                       ------------
                                                                                                                          1,255,426
                                                                                                                       ------------
      Medical Supplies - 5.72%
        (a)American Medical Systems Holdings, Inc. .................................                 36,500                 730,000
        (a)INAMED Corporation ......................................................                 27,900               2,409,723
        (a)Kensey Nash Corporation .................................................                 10,500                 227,220
                                                                                                                       ------------
                                                                                                                          3,366,943
                                                                                                                       ------------
      Oil & Gas - Equipment & Services - 2.82%
        (a)Key Energy Group, Inc. ..................................................                 45,000                 392,850
        (a)Patterson Energy, Inc. ..................................................                 19,500                 557,505
        (a)Pride International, Inc. ...............................................                 43,500                 712,530
                                                                                                                       ------------
                                                                                                                          1,662,885
                                                                                                                       ------------
      Oil & Gas - Exploration - 0.70%
        (a)Quicksilver Resource Inc. ...............................................                 16,100                 413,770
                                                                                                                       ------------

      Packaging & Containers - 1.92%
        (a)Crown Holdings, Inc. ....................................................                143,300               1,132,070
                                                                                                                       ------------

      Pharmaceuticals - 2.06%
        (a)aaiPharma Inc. ..........................................................                 38,700                 700,083
        (a)QLT Inc. ................................................................                 33,200                 512,940
                                                                                                                       ------------
                                                                                                                          1,213,023
                                                                                                                       ------------
      Pharmaceutical Services - 2.48%
        (a)Accredo Health, Inc. ....................................................                 20,400                 651,984
        (a)Caremark Rx, Inc. .......................................................                 32,200                 806,610
                                                                                                                       ------------
                                                                                                                          1,458,594
                                                                                                                       ------------


                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Retail - Apparel - 4.96%
        (a)AnnTaylor Stores Corporation ............................................                 36,600           $   1,310,280
        (a)Casual Male Retail Group, Inc. ..........................................                180,800               1,609,120
                                                                                                                       ------------
                                                                                                                          2,919,400
                                                                                                                       ------------
      Retail - Department - 1.30%
        (a)Stage Stores, Inc. ......................................................                 26,700                 768,159
                                                                                                                       ------------
      Retail - Specialty Line - 3.03%
        (a)Blue Rhino Corporation ..................................................                 45,700                 530,120
           Circuit City Stores - Circuit City Group ................................                 69,200                 660,168
        (a)PETCO Animal Supplies, Inc. .............................................                 17,900                 593,922
                                                                                                                       ------------
                                                                                                                          1,784,210
                                                                                                                       ------------
      Telecommunications Equipment - 4.16%
        (a)Centillium Communications, Inc. .........................................                 68,900                 369,304
        (a)Mastec, Inc. ............................................................                 59,300                 764,377
        (a)REMEC, Inc. .............................................................                 45,600                 502,968
        (a)Sonus Networks, Inc. ....................................................                 99,100                 813,611
                                                                                                                       ------------
                                                                                                                          2,450,260
                                                                                                                       ------------
      Transportation - Air - 1.35%
        (a)ExpressJet Holdings, Inc. ...............................................                 51,800                 792,540
                                                                                                                       ------------

      Utilities, Electric, & Gas - 0.98%
        (a)Dynegy Inc. .............................................................                144,200                 578,242
                                                                                                                       ------------


           Total Common Stocks (Cost $44,589,242) .........................................................              58,117,045
                                                                                                                       ------------

INVESTMENT COMPANY - 1.29%

      AIM Liquid Assets Portfolio - Institutional Class ............................                759,031                 759,031
       (Cost $759,031)                                                                                                 ------------



Total Value of Investments (Cost $45,348,273 (b)) ..................................                  99.95 %          $ 58,876,076
Other Assets Less Liabilities ......................................................                   0.05 %                27,660
                                                                                                     -------           ------------
      Net Assets ...................................................................                 100.00 %          $ 58,903,736
                                                                                                     =======           ============








                                                                                                                        (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2003




(a)  Non-income producing investment

(b)  Aggregate  cost for  federal  income  tax  purposes  is $ 46,023,662.  Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:


     Unrealized appreciation .............................................................................             $ 15,460,182
     Unrealized depreciation .............................................................................               (2,607,768)
                                                                                                                       ------------

                 Net unrealized appreciation .............................................................             $ 12,852,414
                                                                                                                       ============


      The following acronym is used in this portfolio:
           ADR - American Depository Receipt































See accompanying notes to financial statements

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          October 31, 2003


ASSETS
      Investments, at value (cost $45,348,273) ........................................................                $ 58,876,076
      Cash ............................................................................................                       1,384
      Income receivable ...............................................................................                       2,421
      Receivable for investments sold .................................................................                     713,764
      Other assets ....................................................................................                       2,197
                                                                                                                       ------------

           Total assets ...............................................................................                  59,595,842
                                                                                                                       ------------
LIABILITIES
      Accrued expenses ................................................................................                      52,807
      Payable for investment purchases ................................................................                     639,299
                                                                                                                       ------------

           Total liabilities ..........................................................................                     692,106
                                                                                                                       ------------
NET ASSETS
      (applicable to 5,067,340 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 58,903,736
                                                                                                                       ============


NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($58,903,736 / 5,067,340 shares) ................................................................                $      11.62
                                                                                                                       ============

MAXIMUM OFFERING PRICE PER SHARE
      (100 / 97 of $11.62) ............................................................................                $      11.98
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 51,747,056
      Accumulated net realized loss on investments ....................................................                  (6,371,123)
      Net unrealized appreciation on investments ......................................................                  13,527,803
                                                                                                                       ------------
                                                                                                                       $ 58,903,736
                                                                                                                       ============

















See accompanying notes to financial statements

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                     Year ended October 31, 2003


NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................              $    240,624
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ............................................................                   711,719
           Fund administration fees (note 2) ............................................................                    92,703
           Custody fees .................................................................................                    16,920
           Registration and filing administration fees (note 2) .........................................                     5,925
           Fund accounting fees (note 2) ................................................................                    32,694
           Audit fees ...................................................................................                    20,150
           Legal fees ...................................................................................                     9,817
           Securities pricing fees ......................................................................                     6,724
           Shareholder recordkeeping fees (note 2) ......................................................                    18,000
           Shareholder administration fees (note 2) .....................................................                    50,000
           Shareholder servicing expenses ...............................................................                     4,742
           Registration and filing expenses .............................................................                    15,094
           Printing expenses ............................................................................                     5,957
           Trustee fees and meeting expenses ............................................................                     8,453
           Other operating expenses .....................................................................                     7,955
                                                                                                                       ------------

               Total expenses ...........................................................................                 1,006,853
                                                                                                                       ------------

                    Less expense reimbursements (note 4) ................................................                   (20,531)
                                                                                                                       ------------

               Net expenses .............................................................................                   986,322
                                                                                                                       ------------

                    Net investment loss .................................................................                  (745,698)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                   341,981
      Change in unrealized appreciation (depreciation) on investments ...................................                18,279,139
                                                                                                                       ------------

           Net realized and unrealized gain on investments ..............................................                18,621,120
                                                                                                                       ------------

               Net increase in net assets resulting from operations .....................................              $ 17,875,422
                                                                                                                       ============









See accompanying notes to financial statements

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                   For the Years ended October 31,


                                                                                ----------------------------------------------------
                                                                                                  2003                    2002
                                                                                ----------------------------------------------------
DECREASE IN NET ASSETS

     Operations
         Net investment loss .....................................................            $    (745,698)          $  (1,363,206)
         Net realized gain (loss) from investment transactions ...................                  341,981              (3,905,341)
         Change in unrealized appreciation (depreciation) on investments .........               18,279,139             (12,240,288)
                                                                                              -------------           -------------

              Net increase (decrease) in net assets resulting from operations.....               17,875,422             (17,508,835)
                                                                                              -------------           -------------

     Distributions to shareholders from
         Net realized gain from investment transactions ..........................                        0              (7,653,543)
                                                                                              -------------           -------------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (a).....              (26,731,256)            (42,236,954)
                                                                                              -------------           -------------

                     Total decrease in net assets ................................               (8,855,834)            (67,399,332)

NET ASSETS

     Beginning of year ...........................................................               67,759,570             135,158,902
                                                                                              -------------           -------------

     End of year .................................................................            $  58,903,736           $  67,759,570
                                                                                              =============           =============


(a) A summary of capital share activity follows:
                                                                     ---------------------------------------------------------------
                                                                                 2003                              2002
                                                                        Shares            Value           Shares           Value
                                                                     ---------------------------------------------------------------

Shares sold ....................................................         486,449     $  4,313,043        1,339,818     $ 15,283,173

Shares issued for reinvestment of distributions ................               0                0          691,503        7,495,889
                                                                    ------------     ------------     ------------     ------------

                                                                         486,449        4,313,043        2,031,321       22,779,062

Shares redeemed ................................................      (3,500,998)     (31,044,299)      (6,295,750)     (65,016,016)
                                                                    ------------     ------------     ------------     ------------

     Net decrease ..............................................      (3,014,549)    $(26,731,256)      (4,264,429)    $(42,236,954)
                                                                    ============     =============    ============     ============







See accompanying notes to financial statements

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


------------------------------------------------------------------------------------------------------------------------------------
                                                         Year ended   Year ended   Period ended  Year ended  Year ended   Year ended
                                                         October 31,  October 31,   October 31,   August 31,  August 31,  August 31,
                                                            2003         2002         2001 (a)      2001         2000        1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................  $    8.38   $   10.95   $   12.55     $   26.52   $   16.81   $   13.30

    Income (loss) from investment operations
         Net investment loss ............................      (0.15)      (0.17)      (0.02)        (0.17)      (0.34)      (0.24)
         Net realized and unrealized gain (loss)
            on investments...............................       3.39       (1.78)      (1.58)        (9.05)      10.72        4.89
                                                           ---------   ---------   ---------     ---------   ---------   ---------
             Total from investment operations ...........       3.24       (1.95)      (1.60)        (9.22)      10.38        4.65
                                                           ---------   ---------   ---------     ---------   ---------   ---------

    Distributions to shareholders from
         Net realized gain from investment transactions .       0.00       (0.62)       0.00         (4.75)      (0.67)      (1.14)
                                                           ---------   ---------   ---------     ---------   ---------   ---------

Net asset value, end of period ..........................  $   11.62   $    8.38   $   10.95     $   12.55   $   26.52   $   16.81
                                                           =========   =========   =========     =========   =========   =========

Total return (c) ........................................      38.66 %    (19.07)%    (12.75)%      (38.06)%     63.18 %     36.16 %
                                                           =========   =========   =========     =========   =========   =========

Ratios/supplemental data
    Net assets, end of period (000's) ...................  $  58,904   $  67,760   $ 135,159     $ 162,311   $ 318,368   $ 286,081
                                                           =========   =========   =========     =========   =========   =========

    Ratio of expenses to average net assets
         Before expense reimbursements and waived fees .....    1.77 %      1.59 %      1.67 %(b)     1.48 %      1.42 %      1.42 %
         After expense reimbursements and waived fees ......    1.73 %      1.56 %      1.65 %(b)     1.47 %      1.40 %      1.39 %
    Ratio of net investment loss to average net assets
         Before expense reimbursements and waived fees .....   (1.35)%     (1.28)%     (1.22)%(b)    (1.11)%     (1.24)%     (1.15)%
         After expense reimbursements and waived fees ......   (1.31)%     (1.25)%     (1.20)%(b)    (1.10)%     (1.23)%     (1.12)%

    Portfolio turnover rate ................................   84.23 %     70.10 %     14.66 %       84.73 %     82.00 %    110.27 %

(a) For the period from September 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.

See accompanying notes to financial statements

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2003



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Chesapeake Aggressive Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on January 4, 1993. The Fund changed its fiscal year-end from August 31 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Financial Highlights include a period from September 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Investment companies are valued at net asset value. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          The Fund has capital loss carryforwards for federal income tax purposes of $5,695,734 of which $1,728,309 expires in the year 2009 and $3,967,425 expires in the year 2010. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

          As a result of the Fund's operating net investment loss, a reclassification adjustment of $745,698 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid-in capital.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends annually, payable on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year.




                                                                     (Continued)

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2003



     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.25% of the Fund's average daily net assets.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.20% of the Fund's first $25 million of average daily net assets, 0.15% of the next $25 million, and 0.075% of average daily net assets over $50 million. The Administrator also receives a monthly fee of $2,250 per month for accounting and recordkeeping services, plus 0.01% of the annual net assets. The Administrator also received the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum annual fee of $4,800. In addition, the Administrator receives a fee of $50,000 per year for shareholder administration costs. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $750 per month for each additional class of shares. For the fiscal year ended October 31, 2003, the Transfer Agent received $18,000 in such shareholder recordkeeping fees.

     Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended October 31, 2003, the Distributor retained sales charges in the amount of $15.

     Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $47,822,917 and $75,591,282, respectively, for the year ended October 31, 2003.




                                                                     (Continued)

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2003



NOTE 4 - EXPENSE REDUCTIONS

     The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the year ended October 31, 2003, the Fund's expenses were reduced by $20,531 under these agreements.













































                                                                     (Continued)

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                October 31, 2003
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-430-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Independent Trustees received aggregate compensation of $7,800 during the fiscal year ended October 31, 2003 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.

----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                              Position(s)  Length                                            Complex
          Name, Age,          held with    of Time         Principal Occupation(s)         Overseen by      Other Directorships
          and Address         Fund/Trust   Served            During Past 5 Years             Trustee          Held by Trustee
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
                                                      Independent Trustees
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
Jack E. Brinson, 71           Trustee     Since     Retired;  Previously,   President  of        3     Mr.  Brinson  serves  as  an
                                          8/92      Brinson   Investment  Co.   (personal              Independent  Trustee  of the
                                                    investments) and President of Brinson              following:   The  Nottingham
                                                    Chevrolet,  Inc. (auto dealership)                 Investment  Trust II for the
                                                                                                       eight  series of that trust;
                                                                                                       New  Providence   Investment
                                                                                                       Trust for the one  series of
                                                                                                       that trust; Hillman  Capital
                                                                                                       Management  Investment Trust
                                                                                                       for the two  series  of that
                                                                                                       trust;  and  de  Leon  Funds
                                                                                                       Trust for the  one series of
                                                                                                       that  trust  (all registered
                                                                                                       investment companies)
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
Theo H. Pitt, Jr., 67         Trustee     Since     Senior     Partner    of    Community        3     Mr.   Pitt   serves   as  an
                                          4/02      Financial  Institutions   Consulting,              Independent  Trustee  of the
                                                    since 1997; Account  Administrator of              following:   de  Leon  Funds
                                                    Holden  Wealth  Management  Group  of              Trust for the one  series of
                                                    Wachovia       Securities      (money              that Trust;  Hillman Capital
                                                    management  firm),  since  September,              Management   Investment  for
                                                    2003                                               the  two   series   of  that
                                                                                                       Trust    (all     registered
                                                                                                       investment companies)
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
                                                       Interested Trustee*
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
W. Whitfield Gardner, 40      Chairman    Since     Chairman and Chief Executive  Officer        3                  None
Chief Executive Officer       and         6/96      of Gardner  Lewis  Asset  Management,
The Chesapeake Funds          Chief                 LP  (Advisor);   Chairman  and  Chief
285  Wilmington-West Chester  Executive             Executive  Officer of  Gardner  Lewis
Pike                          Officer               Asset  Management,  Inc.  (investment
Chadds Ford,  Pennsylvania    (Principal            advisor)
19317                         Executive
                              Officer)
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
*Basis of  Interestedness.  W. Whitfield  Gardner is an Interested  Trustee because he is an officer and principal owner of Gardner
 Lewis Asset Management, L.P., the Fund's advisor.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                         ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                                          October 31, 2003
                                                             (Unaudited)

----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                              Position(s)  Length                                            Complex
          Name, Age,          held with    of Time         Principal Occupation(s)         Overseen by      Other Directorships
          and Address         Fund/Trust   Served            During Past 5 Years             Trustee          Held by Trustee
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
                                                                Officers
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
John L. Lewis, IV, 39         President   Since     President  of  Gardner   Lewis  Asset       n/a                   n/a
The Chesapeake Funds                      12/93     Management, LP, since April 1990
285 Wilmington-West Chester
Pike
Chadds  Ford, Pennsylvania
19317
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
C. Frank Watson, III, 33      Secretary   Secretary President    and   Chief    Operating       n/a                   n/a
                              and         since     Officer  of  The  Nottingham  Company
                              Treasurer   5/96;     (Administrator  to the  Fund),  since
                              (Principal  Treasurer 1999;  previously,   Chief  Operating
                              Financial   since     Officer of The Nottingham Company
                              Officer)    12/02
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
Julian G. Winters, 34         Assistant   Assistant Vice      President,       Compliance       n/a                   n/a
                              Secretary   Secretary Administration   of  The   Nottingham
                              and         since     Company    (Administrator    to   the
                              Assistant   4/98;     Fund), since 1998;  previously,  Fund
                              Treasurer   Assistant Accountant    of    The    Nottingham
                                          Treasurer Company
                                          since
                                          12/02
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
William D. Zantzinger, 42     Vice        Since     Manager of  Trading of Gardner  Lewis       n/a                   n/a
The Chesapeake Funds          President   12/93     Asset Management, LP
285 Wilmington-West Chester
Pike
Chadds  Ford, Pennsylvania
19317
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.deloitte.com                                       Deloitte
                                                        & Touche


INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of Gardner Lewis Investment Trust
  And Shareholders of The Chesapeake Aggressive Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Aggressive Growth Fund (the "Fund"), including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years and period presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Aggressive Growth Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years and period presented, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

November 26, 2003



___________
Deloitte
Touche
Tohmatsu
___________

                    (This page was intentionally left blank.)

________________________________________________________________________________


                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
               and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________



                           THE CHESAPEAKE GROWTH FUND


________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust


                              Institutional Shares



                                  Annual Report


                       FOR THE YEAR ENDED OCTOBER 31, 2003



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                           ____________________________

                              THE CHESAPEAKE FUNDS
                           ____________________________





                                                               December 10, 2003







2003 FISCAL YEAR COMMENTARY





CHESAPEAKE GROWTH FUND
November 1, 2002 to October 31, 2003





MARKET ENVIRONMENT. The stock market was showing positive signs last fall as the Fund began its fiscal year; but by December 2002 it was once again testing the nerves of investors. Corporate earnings data had improved throughout 2002, but by year-end investors had become concerned that economic recovery could be derailed by geopolitical developments. December, January, and February saw broad market losses as investors were gripped by the looming confrontation with Iraq and the discord among U.S. global allies. Talk of global destabilization, deflation and double-dipping back into recession began to dominate the investment discussion.

In March, though, investors started looking past the Iraq conflict and began to focus again on the prospect of economic recovery. The market moved off its lows and gained momentum as improving economic and corporate results began to fuel a better outlook on the part of investors. From the March 11, 2003 low through the Fund's fiscal year-end, the S&P 500 Total Return Index gained 32.67% and the Russell 2000 Total Return Index of smaller company stocks gained 53.51%^i (the Fund A shares gained 52.40% and the Fund Institutional shares gained 53.34% over the same period, please refer to the Fund's Performance Update section for a more comprehensive review of Fund performance).

A notable phenomenon this year has been the striking outperformance of smaller company stocks compared to large cap stocks. During the Fund's fiscal year, the Russell 2000 Total Return Index of small company stocks was up 43.37% while the


______________
^i Source: Bloomberg. S&P 500 Total Return and Russell 2000 Total Return indices from March 11, 2003 to October 31, 2003.

S&P 500 Total Return Index of large company stocks was up 20.80%.^ii It is not unusual for smaller capitalization stocks to outperform during periods of economic rebound, as slight improvements in sales can have magnified effects to the profitability of small companies. In fact, the strength of smaller cap stocks gives evidence to investors' belief that the economic rebound is real and sustainable.

The Fund's holdings have historically spanned a wide range of market capitalizations, including investments in large-cap, mid-cap, and small-cap stocks. Throughout this fiscal year, the Fund was invested more heavily in the stocks of mid-cap companies, and this is an important factor in explaining the Fund's performance relative to the large-company S&P 500 Total Return and the small-company Russell 2000 Total Return indices this fiscal year (see table below for details).

We believe that the period during the Fund's fiscal year was difficult for many fundamentally oriented investors. In fact, according to Lipper Research most mutual funds underperformed their respective indices during the Fund's fiscal year:^iii

Average Small-Cap Mutual Fund                                       38.81%*
     Russell 2000 Total Return Index of Small-Cap Stocks            43.37%*

Average Mid-Cap Mutual Fund                                         32.60%*
     Russell Midcap Total Return Index of Mid-Cap Stocks            35.88%*

Average Large-Cap Mutual Fund                                       17.75%*
     S&P 500 Total Return Index of Large-Cap Stocks                 20.80%*

Chesapeake Growth Fund Institutional Shares                         36.54%

Chesapeake Growth Fund A Shares                                     35.32%

      *Source:  Lipper Research; Prudential Securities; Bloomberg.

(Please refer to the Fund's Performance Update section for a more comprehensive review of Fund performance).

The investment process employed for the Fund focuses primarily on individual companies rather than broader thematic issues. We believe it has been a difficult period for this type of investment process. Thematic issues regarding economic and global events have dominated the attention of many investors, shifting their focus away from company specific developments. We believe that stock prices ultimately have to reflect the businesses prospects of their underlying companies, but over shorter periods of time this may not be the case. As the economy has begun to show more consistent signs of improvement, however, it appears as though investors are beginning to focus once again on the businesses of companies, and this may prove to be an important driver of Fund returns in the coming period.





______________
^ii Source: Bloomberg. S&P 500 Total Return and Russell 2000 Total Return indices.
^iii Source: Mutual fund data: Lipper Research and Prudential Securities. Index data: Bloomberg.

PORTFOLIO REVIEW. The following table breaks out the Fund's holdings by economic sector and compares 2002 and 2003 fiscal year-end holdings.^iv

     ------------------------------------ ------------- --------------
                  Economic                     Fund          Fund
                   Sector                   10/31/2002    10/31/2003
     ------------------------------------ ------------- --------------
     Consumer Discretionary                        29%            29%
     Consumer Staples                               1%             2%
     Energy                                         2%             3%
     Financials                                    11%             5%
     Health Care                                   21%            20%
     Industrials                                    9%             2%
     Information Technology                        21%            33%
     Materials                                      4%             5%
     Telecom Services                               0%             0%
     Utilities                                      0%             1%
     Cash                                           2%             1%
     ------------------------------------ ------------- --------------
      Total                                       100%           100%
     ------------------------------------ ------------- --------------

Information Technology, Health Care, and Consumer Discretionary represented the Fund's largest sector exposures during the fiscal year. All sectors were profitable with exception of Energy and Utilities which posted slight losses. The Consumer Discretionary sector made the largest contribution to profits, led by Amazon and Sears in the retail group.

Information Technology was another major contributor to Fund profits. Within Technology, results were positive in the semiconductor and hardware groups, while the software group showed slight losses.

The Fund's Health Care sector had broad gains. Boston Scientific and INAMED led gains in the medical devices group, which more than offset losses in the medical services group created by HEALTHSOUTH; while Teva Pharmaceutical posted strong profits in the drug group.

The Fund's most important individual contributors to profits this fiscal year included: Amazon.Com (Consumer Discretionary, e-commerce); Sears (Consumer Discretionary, retail); Boston Scientific (Health Care, medical devices); Teva Pharmaceutical ADR (Health Care, pharmaceuticals); Seagate Technology (Information Technology, disk drives).

Notable detractors included: HEALTHSOUTH (Health Care, rehab centers); Overture Services (Information Technology, internet software); Mirant (Utilities, independent power producers); Blockbuster (Consumer Discretionary, retail); Concord EFS (Information Technology, business services).

Please refer to the Portfolio of Investments section for a complete listing of Fund holdings and the amount each represents of the portfolio.

______________
^iv For sector classifications, the Standard & Poor's Global Industry Classification Standard (GICS) is used. Standard & Poor's made changes to the GICS categories in May 2003 which are used for historical sector weightings here.

OUTLOOK. The economic recovery appears now to be well underway. The most recent GDP (Gross Domestic Product) figures indicate a 8.2% growth rate in the third quarter; consumer confidence and retail sales have upticked dramatically and durable goods and new factory orders are showing positive comparisons. Even the employment data, which typically lags the economy, has recently begun to show improvement.^v The stock market tends to be a leading economic indicator, rising or falling well ahead of changes in the business cycle. As such, the market's strength this year bodes well for continued improvement in the broader economy. However, we do not rely on macroeconomic or broad market changes to drive appreciation in our portfolio companies.

While other investment approaches might focus on top down macroeconomic factors, we concentrate on business prospects at the company level. We make thousands of calls and visits to business leaders each year in an effort to better and sooner understand changes occurring in and around their companies. Our interviews with companies' competitors, customers, and suppliers lets us understand the entire economic food chain, and often give us our most valuable insights into our own portfolio companies' prospects. During some periods of time the market may be driven by investors' preoccupation with broader issues, but in the end the market is comprised of individual companies whose stocks are ultimately priced based upon their unique business circumstances.

Our conversations with industry leaders indicate an important change in their outlooks. Company managements are beginning to worry that under-investment in their businesses might leave them unable to benefit fully from the economic rebound; whereas only months ago they still feared the rebound was too uncertain to justify normal levels of capital spending. Business cycles are driven by broad swings in sentiment and in some ways can be self fulfilling. It appears that we have now transitioned from a vicious cycle of doubt to the early stages of a virtuous cycle of confidence among corporate leaders.

Sincerely,


/s/ W. Whitfield Gardner                        /s/ John L. Lewis, IV
_________________________                       _____________________
W. Whitfield Gardner                            John L. Lewis, IV




Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the Fund is subject to investment risks, including, without limitation, risk related to investment in equity securities, market risk, risk related to investment in medium capitalization companies, investment advisor risk and other risks as set forth in the prospectus. For more complete information regarding the Fund, including additional information about risks, charges and expenses, obtain a prospectus by calling the Fund directly at (800) 430-3863 or the Fund's Advisor at (610) 558-2800. Please read the prospectus carefully before you invest.


______________

^v Source: Barron's Online. Based on 3rd Quarter GDP figures, November Consumer Confidence, October Retail Store Sales, October Durable Goods Orders, September New Factory Orders, October Unemployment Rate, November Initial Jobless Claims.

                           THE CHESAPEAKE GROWTH FUND
                              Institutional Shares

                   Performance Update - $1,000,000 Investment

                 For the period from April 6, 1994 (Commencement
                       of Operations) to October 31, 2003

--------------------------------------------------------------------------------
                The Chesapeake Growth      S&P Total            Russell 2000
                 Fund Institutional       Return Index              Index
--------------------------------------------------------------------------------
    4/6/1994         $1,000,000           $1,000,000             $1,000,000
   4/30/1994          1,017,400            1,007,167                992,221
  10/31/1994          1,124,400            1,070,963              1,001,925
   4/30/1995          1,189,000            1,183,075              1,045,731
  10/31/1995          1,494,000            1,354,144              1,171,751
   4/30/1996          1,569,646            1,540,512              1,387,973
  10/31/1996          1,532,177            1,680,419              1,368,020
   4/30/1997          1,573,697            1,927,709              1,388,844
  10/31/1997          1,996,995            2,220,039              1,766,013
   4/30/1998          2,158,190            2,719,366              1,980,362
  10/31/1998          1,740,402            2,708,251              1,560,552
   4/30/1999          2,147,448            3,312,796              1,798,493
  10/31/1999          2,368,125            3,403,442              1,793,705
   4/30/2000          3,614,225            3,648,312              2,132,047
  10/31/2000          3,740,973            3,610,747              2,109,533
   4/30/2001          2,845,750            3,175,053              2,073,312
  10/31/2001          2,034,184            2,711,526              1,845,018
   4/30/2002          2,118,671            2,774,140              2,215,026
  10/31/2002          1,559,460            2,301,917              1,631,760
   4/30/2003          1,580,563            2,404,988              1,755,226
  10/31/2003          2,129,222            2,780,725              2,339,573


This graph depicts the performance of The Chesapeake Growth Fund (the "Fund") Institutional Shares versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

            --------------- ---------------- ----------------------
                                                  Since 4/6/94
                One Year       Five Years       (Commencement of
                                                   Operations)
            --------------- ---------------- ----------------------
                 36.54%           4.12%               8.21%
            --------------- ---------------- ----------------------


>>   The  graph  assumes  an  initial  $1,000,000  investment  at April 6,  1994
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At October 31, 2003, the value of the Fund's Institutional Shares would have increased to $2,129,222 - a cumulative total investment return of 112.92% since April 6, 1994.

>> At October 31, 2003, the value of a similar investment in the S&P 500 Total Return Index would have increased to $2,780,725 - a cumulative total investment return of 178.07%; while a similar investment in the Russell 2000 Index would have increased to $2,339,573 - a cumulative total investment return of 133.96% since April 6, 1994.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.50%

      Apparel Manufacturing - 4.14%
           Jones Apparel Group, Inc. .................................................               45,700            $  1,576,650
                                                                                                                       ------------

      Broadcast - Cable - 3.15%
           Clear Channel Communications, Inc. ........................................               19,600                 800,072
           Grupo Televisa S.A. - ADR .................................................               10,300                 399,125
                                                                                                                       ------------
                                                                                                                          1,199,197
                                                                                                                       ------------
      Commercial Services - 3.14%
        (a)Cendant Corporation .......................................................               37,200                 759,996
           Moody's Corporation .......................................................                7,500                 433,725
                                                                                                                       ------------
                                                                                                                          1,193,721
                                                                                                                       ------------
      Computer Software & Services - 5.54%
        (a)CheckFree Corp. ...........................................................               28,300                 779,099
        (a)McData Corporation ........................................................               56,500                 583,645
        (a)Siebel Systems, Inc. ......................................................               59,400                 747,846
                                                                                                                       ------------
                                                                                                                          2,110,590
                                                                                                                       ------------
      Computers - 4.37%
        (a)EMC Corporation ...........................................................               57,900                 801,336
           Seagate Technology Holdings ...............................................               37,400                 859,452
                                                                                                                       ------------
                                                                                                                          1,660,788
                                                                                                                       ------------
      Electronics - 2.96%
           Harman International Industries, Incorporated .............................                3,700                 474,340
           Motorola, Inc. ............................................................               48,200                 652,146
                                                                                                                       ------------
                                                                                                                          1,126,486
                                                                                                                       ------------
      Electronics - Semiconductor - 15.56%
        (a)Applied Materials, Inc. ...................................................               34,300                 801,591
        (a)Fairchild Semiconductor Corporation .......................................               37,000                 836,200
        (a)International Rectifier Corporation .......................................               11,600                 553,668
        (a)LSI Logic Corporation .....................................................               79,600                 735,504
        (a)Marvell Technology Group, LTD .............................................               18,300                 802,821
           Microchip Technology, Inc. ................................................               21,300                 696,723
        (a)Micron Technology, Inc. ...................................................               45,900                 658,206
           Texas Instruments, Inc. ...................................................               28,800                 832,896
                                                                                                                       ------------
                                                                                                                          5,917,609
                                                                                                                       ------------
      Energy - 2.31%
           CONSOL Energy Inc. ........................................................               40,500                 878,850
                                                                                                                       ------------

      Entertainment - 1.82%
        (a)Gemstar-TV Guide International, Inc. ......................................               30,300                 142,107
        (a)USA Interactive ...........................................................               15,000                 550,650
                                                                                                                       ------------
                                                                                                                            692,757
                                                                                                                       ------------



                                                                                                                         (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Financial - Consumer Credit - 3.83%
        (a)AmeriCredit Corporation .................................................                 55,100            $    738,340
           Capital One Financial Corporation .......................................                 11,800                 717,440
                                                                                                                       ------------
                                                                                                                          1,455,780
                                                                                                                       ------------
      Food - Wholesale - 1.64%
        (a)Dean Foods Company ......................................................                 20,600                 623,150
                                                                                                                       ------------

      Homebuilders - 4.26%
           D.R. Horton, Inc. .......................................................                 19,950                 794,010
           Lennar Corporation Class A ..............................................                  9,000                 826,650
                                                                                                                       ------------
                                                                                                                          1,620,660
                                                                                                                       ------------
      Medical - Hospital Management & Services - 1.00%
           HCA Inc. ................................................................                  9,900                 378,675
                                                                                                                       ------------

      Medical - Pharmaceutical Services - 1.64%
        (a)Millenium Pharmaceuticals, Inc. .........................................                 39,100                 622,472
                                                                                                                       ------------

      Medical Supplies - 11.40%
        (a)Boston Scientific Corporation ...........................................                 19,900               1,347,628
        (a)INAMED Corporation ......................................................                 12,400               1,070,988
        (a)St. Jude Medical, Inc. ..................................................                 16,600                 965,456
        (a)Zimmer Holdings, Inc. ...................................................                 14,900                 950,769
                                                                                                                       ------------
                                                                                                                          4,334,841
                                                                                                                       ------------
      Oil & Gas - Equipment & Services - 3.04%
        (a)BJ Services Company .....................................................                 11,300                 370,753
        (a)Nabors Industries, Inc. .................................................                  9,300                 351,540
           Pride International, Inc. ...............................................                 26,600                 435,708
                                                                                                                       ------------
                                                                                                                          1,158,001
                                                                                                                       ------------
      Packaging & Containers - 2.25%
        (a)Crown Holdings Inc. .....................................................                108,500                 857,150
                                                                                                                       ------------

      Pharmaceuticals - 4.12%
           Mylan Laboratories Inc. .................................................                 24,300                 586,845
           Teva Pharmaceuticals Industries Ltd. - ADR ..............................                 17,200                 978,508
                                                                                                                       ------------
                                                                                                                          1,565,353
                                                                                                                       ------------
      Pharmaceutical Services - 1.81%
        (a)Caremark Rx, Inc. .......................................................                 27,500                 688,875
                                                                                                                       ------------

      Retail - Apparel - 3.28%
           Ross Stores, Inc. .......................................................                 12,400                 620,124
           TJX Companies, Inc. .....................................................                 29,900                 627,601
                                                                                                                       ------------
                                                                                                                          1,247,725
                                                                                                                       ------------


                                                                                                                      (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Retail - Department - 5.15%
           Sears, Roebuck and Company .....................................................          37,200            $  1,957,836
                                                                                                                       ------------

      Retail - Specialty Line - 4.71%
        (a)Amazon.com, Inc. ...............................................................          13,500                 734,670
           Circuit City Stores - Circuit City Group .......................................          51,400                 490,356
           Michaels Stores, Inc. ..........................................................          11,900                 564,893
                                                                                                                       ------------
                                                                                                                          1,789,919
                                                                                                                       ------------
      Shoes - Leather - 1.29%
           Nike, Inc. .....................................................................           7,700                 492,030
                                                                                                                       ------------
      Telecommunications - Equipment - 6.01%
        (a)Advanced Fibre Communications, Inc. ............................................          28,300                 681,181
        (a)Advanced Micro Devices, Inc. ...................................................          59,700                 907,440
           QUALCOMM Inc. ..................................................................          14,700                 698,250
                                                                                                                       ------------
                                                                                                                          2,286,871
                                                                                                                       ------------
      Utilities - Electric & Gas - 1.08%
        (a)Dynegy, Inc. ...................................................................         102,400                 410,624
                                                                                                                       ------------
           Total Common Stocks (Cost $27,687,503) .........................................                              37,846,610
                                                                                                                       ------------
INVESTMENT COMPANY - 0.67%

           AIM Liquid Assets Portfolio - Institutional Class ..............................         256,989                 256,989
           (Cost $256,989)

Total Value of Investments (Cost $27,944,492 (b)) .........................................          100.17 %          $ 38,103,599
Liabilities in Excess of Other Assets .....................................................           (0.17)%               (65,661)
                                                                                                                       ------------
      Net Assets ..........................................................................          100.00 %          $ 38,037,938
                                                                                                    =======            ============

      (a)  Non-income producing investment ................................................
      (b)  Aggregate  cost for  federal  income  tax  purposes  is $29,309,647. Unrealized appreciation/(depreciation)
           of investments for federal income tax purposes is as follows:

           Unrealized appreciation ........................................................................            $ 10,545,877
           Unrealized depreciation ........................................................................              (1,751,925)
                                                                                                                       ------------
                      Net unrealized appreciation .........................................................            $  8,793,952
                                                                                                                       ============

      The following acronym is used in this portfolio:
           ADR - American Depository Receipt




See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          October 31, 2003


ASSETS
      Investments, at value (cost $27,944,492) .......................................................                 $ 38,103,599
      Income receivable ..............................................................................                        1,440
      Receivable for fund shares sold ................................................................                           84
      Prepaid expenses ...............................................................................                        6,799
                                                                                                                       ------------

           Total assets ..............................................................................                   38,111,922
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ...............................................................................                       46,332
      Payable for investment purchases ...............................................................                        6,328
      Disbursements in excess of cash on demand deposit ..............................................                        3,072
      Other liabilities ..............................................................................                       18,252
                                                                                                                       ------------

           Total liabilities .........................................................................                       73,984
                                                                                                                       ------------

NET ASSETS ...........................................................................................                 $ 38,037,938
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                 $108,393,134
      Accumulated net realized loss on investments ...................................................                  (80,514,303)
      Net unrealized appreciation on investments .....................................................                   10,159,107
                                                                                                                       ------------
                                                                                                                       $ 38,037,938
                                                                                                                       ============
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($29,450,988/2,917,726 shares) ............................................................                 $      10.09
                                                                                                                       ============

CLASS A INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($8,586,950/899,758 shares) ...............................................................                 $       9.54
                                                                                                                       ============
      Maximum offering price per share (100/97 of $9.54) .............................................                 $       9.84
                                                                                                                       ============
















See accompanying notes to financial statements

                                                   THE CHESAPEAKE GROWTH FUND

                                                    STATEMENT OF OPERATIONS

                                                  Year ended October 31, 2003


NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................             $    434,569
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .............................................................                1,074,097
           Fund administration fees (note 2) .............................................................                   41,316
           Distribution and service fees - Class A Investor Shares (note 3) ..............................                   20,431
           Custody fees ..................................................................................                   30,259
           Registration and filing administration fees (note 2) ..........................................                   10,600
           Fund accounting fees (note 2) .................................................................                   58,201
           Audit fees ....................................................................................                   21,250
           Legal fees ....................................................................................                   16,223
           Securities pricing fees .......................................................................                    4,576
           Shareholder administration fees (note 2) ......................................................                   25,000
           Shareholder recordkeeping fees (note 2) .......................................................                   27,000
           Shareholder servicing expenses ................................................................                    4,237
           Registration and filing expenses ..............................................................                   14,833
           Printing expenses .............................................................................                   10,581
           Trustee fees and meeting expenses .............................................................                    8,517
           Other operating expenses ......................................................................                   17,922
                                                                                                                       ------------

               Total expenses ............................................................................                1,385,043
                                                                                                                       ------------

                    Less expense reimbursements (note 5) .................................................                  (85,629)
                                                                                                                       ------------

               Net expenses ..............................................................................                1,299,414
                                                                                                                       ------------

                    Net investment loss ..................................................................                 (864,845)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                9,261,725
      Change in unrealized appreciation (depreciation) on investments ....................................               22,340,988
                                                                                                                       ------------

           Net realized and unrealized gain on investments ...............................................               31,602,713
                                                                                                                       ------------

               Net increase in net assets resulting from operations ......................................             $ 30,737,868
                                                                                                                       ============








See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                   For the Years ended October 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   2003                    2002
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS
     Operations
         Net investment loss .............................................................     $   (864,845)           $ (1,535,457)
         Net realized gain (loss) from investment transactions ...........................        9,261,725             (23,978,701)
         Change in unrealized appreciation (depreciation) on investments .................       22,340,988             (14,400,162)
                                                                                               ------------            ------------

              Net increase (decrease) in net assets resulting from operations ............       30,737,868             (39,914,320)

     Distributions to shareholders from
         Net realized gain from investment transactions ..................................                0                (203,700)
                                                                                               ------------            ------------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (a) ............     (121,746,558)             (5,115,093)
                                                                                               ------------            ------------

                     Total decrease in net assets ........................................      (91,008,690)            (45,233,113)

NET ASSETS
     Beginning of year ...................................................................      129,046,628             174,279,741
                                                                                               ------------            ------------

     End of year .........................................................................     $ 38,037,938            $129,046,628
                                                                                               ============            ============

(a) A summary of capital share activity follows:
                                                             -----------------------------------------------------------------------
                                                                            2003                                  2002
--------------------------------------------------------          Shares               Value             Shares              Value
               INSTITUTIONAL SHARES                          -----------------------------------------------------------------------
--------------------------------------------------------

Shares sold ............................................           744,038     $  5,403,620          2,097,199        $  21,075,780
Shares issued for reinvestment of distributions ........                 0                0              6,363               66,297
Shares redeemed ........................................        (3,723,533)     (28,986,359)        (2,283,514)        (22,415,202)
                                                             -------------     ------------      -------------        -------------
     Net decrease ......................................        (2,979,495)    $(23,582,739)          (179,952)       $  (1,273,125)
                                                             =============     ============      =============        =============
--------------------------------------------------------
             CLASS A INVESTOR SHARES
--------------------------------------------------------
Shares sold ............................................           103,500     $     739,120          1,208,191       $  11,994,029
Shares issued for reinvestment of distributions ........                 0                 0              1,832              18,341
Shares redeemed ........................................          (402,864)       (3,146,602)        (1,652,088)        (15,969,348)
                                                             -------------     -------------      -------------       -------------
     Net decrease ......................................          (299,364)    $  (2,407,482)          (442,065)      $  (3,956,978)
                                                             =============     =============      =============       =============
--------------------------------------------------------
            SUPER-INSTITUTIONAL SHARES
--------------------------------------------------------
Shares sold ............................................                 0     $           0                  0       $           0
Shares issued for reinvestment of distributions ........                 0                 0             10,891             115,010
Shares redeemed ........................................       (10,270,512)      (95,756,337)                 0                   0
                                                             -------------     -------------      -------------       -------------
     Net (decrease) increase ...........................       (10,270,512)    $ (95,756,337)            10,891       $     115,010
                                                             =============     =============      =============       =============
--------------------------------------------------------
                   FUND SUMMARY
--------------------------------------------------------
Shares sold ............................................           847,538     $   6,142,740          3,305,390       $  33,069,809
Shares issued for reinvestment of distributions ........                 0                 0             19,086             199,648
Shares redeemed ........................................       (14,396,909)     (127,889,298)        (3,935,602)        (38,384,550)
                                                             -------------     -------------      -------------       -------------
     Net decrease ......................................       (13,549,371)    $(121,746,558)          (611,126)      $  (5,115,093)
                                                             =============     =============      =============       =============


See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                    Year ended   Year ended   Period ended   Year ended    Year ended   Year ended
                                                    October 31,  October 31,   October 31,  February 28,  February 29,  February 28,
                                                       2003         2002         2001 (a)       2001         2000          1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............   $    7.39   $    9.65    $   13.35      $   33.08    $   16.60    $   17.86
                                                     ---------   ---------    ---------      ---------    ---------    ---------
   Income (loss) from investment operations
        Net investment loss ......................       (0.10)      (0.09)       (0.06)         (0.15)       (0.21)       (0.17)
        Net realized and unrealized gain (loss)
            on investments........................        2.80       (2.16)       (3.64)         (8.38)       17.92        (0.63)
                                                     ---------   ---------    ---------      ---------    ---------    ---------

            Total from investment operations .....        2.70       (2.25)       (3.70)         (8.53)       17.71        (0.80)
                                                     ---------   ---------    ---------      ---------    ---------    ---------

   Distributions to shareholders from
        Distribution in excess of net realized gains      0.00        0.00         0.00           0.00         0.00        (0.03)
        Net realized gain from investment transactions    0.00       (0.01)        0.00         (11.20)       (1.23)       (0.43)
                                                     ---------   ---------    ---------      ---------    ---------    ---------
            Total distributions ..................        0.00       (0.01)        0.00         (11.20)       (1.23)       (0.46)
                                                     ---------   ---------    ---------      ---------    ---------    ---------

Net asset value, end of period ...................   $   10.09   $    7.39    $    9.65      $   13.35    $   33.08    $   16.60
                                                     =========   =========    =========      =========    =========    =========


Total return .....................................       36.54 %    (23.34)%     (27.72)%       (32.25)%     110.91 %      (4.51)%
                                                     =========   =========    =========      =========    =========    =========

Ratios/supplemental data
   Net assets, end of period (000's) .............   $  29,451   $  43,565    $  58,667      $  75,221    $ 120,416    $  63,426
                                                     =========   =========    =========      =========    =========    =========

   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees     1.35 %      1.26 %       1.23 %(b)      1.18 %       1.21 %       1.22 %
        After expense reimbursements and waived fees      1.25 %      1.20 %       1.20 %(b)      1.17 %       1.17 %       1.15 %
   Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees    (0.96)%     (1.03)%      (0.78)%(b)     (0.95)%      (1.03)%      (0.87)%
        After expense reimbursements and waived fees     (0.86)%     (0.97)%      (0.74)%(b)     (0.93)%      (1.00)%      (0.80)%

   Portfolio turnover rate .......................       85.67 %    104.17 %      96.61 %       124.81 %     165.92 %     121.48 %

(a)   For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.

                                                                                                                        (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       CLASS A INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                    Year ended   Year ended   Period ended   Year ended    Year ended   Year ended
                                                    October 31,  October 31,   October 31,  February 28,  February 29,  February 28,
                                                       2003         2002         2001 (a)       2001         2000          1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............   $    7.05   $    9.28    $   12.88      $   32.47    $   16.37    $   17.69

      Income (loss) from investment operations
           Net investment loss ...................       (0.16)      (0.17)       (0.11)         (0.22        (0.33)       (0.24)
           Net realized and unrealized gain (loss)
            on investments                                2.65       (2.05)       (3.49)         (8.17)       17.66        (0.62)
                                                     ---------   ---------    ---------      ---------    ---------    ---------
               Total from investment operations           2.49       (2.22)       (3.60)         (8.39)       17.33        (0.86)
                                                     ---------   ---------    ---------      ---------    ---------    ---------

      Distributions to shareholders from
           Distribution in excess of net realized gains   0.00        0.00         0.00           0.00         0.00        (0.03)
           Net realized gain from investment transactions 0.00       (0.01)        0.00         (11.20)       (1.23)       (0.43)
                                                     ---------   ---------    ---------      ---------    ---------    ---------
               Total distributions ..............         0.00       (0.01)        0.00         (11.20)       (1.23)       (0.46)
                                                     ---------   ---------    ---------      ---------    ---------    ---------

Net asset value, end of period .................     $    9.54   $    7.05    $    9.28      $   12.88    $   32.47    $   16.37
                                                     =========   =========    =========      =========    =========    =========

Total return (c) ................................        35.32 %    (23.95)%     (27.89)%       (32.52)%     110.07 %      (4.83)%
                                                     =========   =========    =========      =========    =========    =========

Ratios/supplemental data
      Net assets, end of period (000's) .........    $   8,587   $   8,452    $  15,225      $  25,779    $  33,200    $  25,797
                                                     =========   =========    =========      =========    =========    =========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees  2.25 %      1.93 %       1.72 %(b)      1.53 %       1.59 %       1.60 %
           After expense reimbursements and waived fees   2.16 %      1.87 %       1.69 %(b)      1.51 %       1.56 %       1.53 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees (1.86)%     (1.69)%      (1.27)%(b)     (1.29)%      (1.41)%      (1.26)%
           After expense reimbursements and waived fees  (1.77)%     (1.63)%      (1.23)%(b)     (1.28)%      (1.38)%      (1.18)%

      Portfolio turnover rate .......................    85.67 %    104.17 %       96.61 %      124.81 %     165.92 %     121.48 %

(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.

                                                                                                                        (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     SUPER-INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                   Period ended  Year ended   Period ended   Year ended    Year ended   Year ended
                                                   September 17, October 31,   October 31,   February 28,  February 29, February 28,
                                                      2003          2002        2001 (b)         2001          2000        1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..........       $   7.50   $    9.78    $   13.52      $   33.30    $   16.68    $   17.92

      Income (loss) from investment operations
           Net investment loss ................           0.00       (0.08)       (0.05)         (0.15)       (0.18)       (0.11)
           Net realized and unrealized gain (loss)
              on investments                              2.09       (2.19)       (3.69)         (8.43)       18.03        (0.67)
                                                     ---------   ---------    ---------      ---------    ---------    ---------
               Total from investment operations           2.09       (2.27)       (3.74)         (8.58)       17.85        (0.78)
                                                     ---------   ---------    ---------      ---------    ---------    ---------

      Distributions to shareholders from
           Liquidation of shares (see note 1) ...        (9.59)       0.00         0.00           0.00         0.00         0.00
           Distribution in excess of net realized gains   0.00        0.00         0.00           0.00         0.00        (0.03)
           Net realized gain from investment transactions 0.00       (0.01)        0.00         (11.20)       (1.23)       (0.43)
                                                     ---------   ---------    ---------      ---------    ---------    ---------
               Total distributions ..............         0.00       (0.01)        0.00         (11.20)       (1.23)       (0.46)
                                                     ---------   ---------    ---------      ---------    ---------    ---------

Net asset value, end of period ..................     $   0.00   $    7.50    $    9.78      $   13.52    $   33.30    $   16.68
                                                     =========   =========    =========      =========    =========    =========


Total return ....................................        27.87 %    (23.23)%     (27.66)%       (32.17)%     111.10 %      (4.32)%
                                                     =========   =========    =========      =========    =========    =========

Ratios/supplemental data
      Net assets, end of period (000's) .........    $    0.00   $  77,029    $ 100,388      $ 138,736    $ 238,827    $ 113,148
                                                     =========   =========    =========      =========    =========    =========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees  1.14 %(b)   1.10 %       1.09 %(b)      1.06 %       1.08 %       1.05 %
           After expense reimbursements and waived fees   1.07 %(b)   1.04 %       1.05 %(b)      1.05 %       1.04 %       0.99 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees (0.73)%(b)  (0.87)%      (0.64)%(b)     (0.83)%      (0.91)%      (0.71)%
           After expense reimbursements and waived fees  (0.66)%(b)  (0.81)%      (0.60)%(b)     (0.82)%      (0.87)%      (0.64)%

      Portfolio turnover rate ....................       85.67 %    104.17 %      96.61 %       124.81 %     165.92 %     121.48 %

(a)   For the period from March 1, 2001 to October 31, 2001 (note 1).
(b)   Annualized.

See accompanying notes to financial statements

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2003



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Chesapeake Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Financial Highlights include the period from March 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Prior to April 26, 2000, the Fund offered five classes of shares - Super-Institutional, Institutional, Class A Investor, Class C Investor, and Class D Investor. On that date, Class C Investor and Class D Investor Shares were liquidated. On September 17, 2003, the Super-Institutional Shares were liquidated leaving two available classes of shares - Institutional Class Shares and Class A Investor Shares. The Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Class A Investor Shares are offered with a sales charge and bear distribution fees.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to Class A Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.








                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2003



          The Fund has capital loss carryforwards for federal income tax purposes of $79,006,360 of which $53,488,256 expires in the year 2009 and $25,518,104 of which expires in the year 2010. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

          As a result of the Fund's operating net investment loss, a reclassification adjustment of $864,845 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and increasing accumulated net realized loss on investments.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator received a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Class A Investor Shares, and received a fee at the annual rate of 0.015% of the average daily net assets for the Super-Institutional Shares. The Administrator also received a monthly fee of $2,250 for the Institutional Shares and for Class A Investor Shares, plus 0.01% of the annual net assets. The Administrator also received the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum annual fee of $4,800. The Administrator receives a fee of $12,500 per year for shareholder administration costs for the Institutional Shares and for Class A Investor Shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.




                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2003



     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $750 per month for each additional class of shares. For the fiscal year ended October 31, 2003, the Transfer Agent received $27,000 in such shareholder recordkeeping fees.

     Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made. For the year ended October 31, 2003, the Distributor retained sales charges in the amount of $697.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to the Class A Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of Class A Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Class A Investor Shares of the Fund or support servicing of shareholder accounts.

     The Fund incurred $20,431 in distribution and service fees under the Plan with respect to Class A Investor Shares for the year ended October 31, 2003.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $88,526,505 and $210,332,303, respectively, for the year ended October 31, 2003.


NOTE 5 - EXPENSE REDUCTIONS

     The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the year ended October 31, 2003, the Fund's expenses were reduced by $85,629 under these agreements.







                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                October 31, 2003
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-430-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Independent Trustees received aggregate compensation of $7,800 during the fiscal year ended October 31, 2003 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.


----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                              Position(s)  Length                                            Complex
          Name, Age,          held with    of Time         Principal Occupation(s)         Overseen by      Other Directorships
          and Address         Fund/Trust   Served            During Past 5 Years             Trustee          Held by Trustee
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
                                                      Independent Trustees
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
Jack E. Brinson, 71           Trustee     Since     Retired;  Previously,   President  of        3     Mr.  Brinson  serves  as  an
                                          8/92      Brinson   Investment  Co.   (personal              Independent  Trustee  of the
                                                    investments) and President of Brinson              following:   The  Nottingham
                                                    Chevrolet,  Inc. (auto dealership)                 Investment  Trust II for the
                                                                                                       eight  series of that trust;
                                                                                                       New  Providence   Investment
                                                                                                       Trust for the one  series of
                                                                                                       that trust; Hillman  Capital
                                                                                                       Management  Investment Trust
                                                                                                       for the two  series  of that
                                                                                                       trust;  and  de  Leon  Funds
                                                                                                       Trust for the  one series of
                                                                                                       that  trust  (all registered
                                                                                                       investment companies)
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
Theo H. Pitt, Jr., 67         Trustee     Since     Senior     Partner    of    Community        3     Mr.   Pitt   serves   as  an
                                          4/02      Financial  Institutions   Consulting,              Independent  Trustee  of the
                                                    since 1997; Account  Administrator of              following:   de  Leon  Funds
                                                    Holden  Wealth  Management  Group  of              Trust for the one  series of
                                                    Wachovia       Securities      (money              that Trust;  Hillman Capital
                                                    management  firm),  since  September,              Management   Investment  for
                                                    2003                                               the  two   series   of  that
                                                                                                       Trust    (all     registered
                                                                                                       investment companies)
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
                                                       Interested Trustee*
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
W. Whitfield Gardner, 40      Chairman    Since     Chairman and Chief Executive  Officer        3                  None
Chief Executive Officer       and         6/96      of Gardner  Lewis  Asset  Management,
The Chesapeake Funds          Chief                 LP  (Advisor);   Chairman  and  Chief
285  Wilmington-West Chester  Executive             Executive  Officer of  Gardner  Lewis
Pike                          Officer               Asset  Management,  Inc.  (investment
Chadds Ford,  Pennsylvania    (Principal            advisor)
19317                         Executive
                              Officer)
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
*Basis of  Interestedness.  W. Whitfield  Gardner is an Interested  Trustee because he is an officer and principal owner of Gardner
 Lewis Asset Management, L.P., the Fund's advisor.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                         ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                                          October 31, 2003
                                                             (Unaudited)

----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                              Position(s)  Length                                            Complex
          Name, Age,          held with    of Time         Principal Occupation(s)         Overseen by      Other Directorships
          and Address         Fund/Trust   Served            During Past 5 Years             Trustee          Held by Trustee
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
                                                                Officers
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
John L. Lewis, IV, 39         President   Since     President  of  Gardner   Lewis  Asset       n/a                   n/a
The Chesapeake Funds                      12/93     Management, LP, since April 1990
285 Wilmington-West Chester
Pike
Chadds  Ford, Pennsylvania
19317
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
C. Frank Watson, III, 33      Secretary   Secretary President    and   Chief    Operating       n/a                   n/a
                              and         since     Officer  of  The  Nottingham  Company
                              Treasurer   5/96;     (Administrator  to the  Fund),  since
                              (Principal  Treasurer 1999;  previously,   Chief  Operating
                              Financial   since     Officer of The Nottingham Company
                              Officer)    12/02
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
Julian G. Winters, 34         Assistant   Assistant Vice      President,       Compliance       n/a                   n/a
                              Secretary   Secretary Administration   of  The   Nottingham
                              and         since     Company    (Administrator    to   the
                              Assistant   4/98;     Fund), since 1998;  previously,  Fund
                              Treasurer   Assistant Accountant    of    The    Nottingham
                                          Treasurer Company
                                          since
                                          12/02
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
William D. Zantzinger, 42     Vice        Since     Manager of  Trading of Gardner  Lewis       n/a                   n/a
The Chesapeake Funds          President   12/93     Asset Management, LP
285 Wilmington-West Chester
Pike
Chadds  Ford, Pennsylvania
19317
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.deloitte.com                                       Deloitte
                                                        & Touche

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of Gardner Lewis Investment Trust
      And Shareholders of The Chesapeake Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Growth Fund (the "Fund"), including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years and period presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Growth Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years and period presented, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

November 26, 2003



___________
Deloitte
Touche
Tohmatsu
___________

                    (This page was intentionally left blank.)

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
               and may be distributed to others only if preceded
                    or accompanied by a current prospectus.

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust


                             Class A Investor Shares



                                  Annual Report


                       FOR THE YEAR ENDED OCTOBER 31, 2003



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                           ____________________________

                              THE CHESAPEAKE FUNDS
                           ____________________________





                                                               December 10, 2003







2003 FISCAL YEAR COMMENTARY





CHESAPEAKE GROWTH FUND
November 1, 2002 to October 31, 2003





MARKET ENVIRONMENT. The stock market was showing positive signs last fall as the Fund began its fiscal year; but by December 2002 it was once again testing the nerves of investors. Corporate earnings data had improved throughout 2002, but by year-end investors had become concerned that economic recovery could be derailed by geopolitical developments. December, January, and February saw broad market losses as investors were gripped by the looming confrontation with Iraq and the discord among U.S. global allies. Talk of global destabilization, deflation and double-dipping back into recession began to dominate the investment discussion.

In March, though, investors started looking past the Iraq conflict and began to focus again on the prospect of economic recovery. The market moved off its lows and gained momentum as improving economic and corporate results began to fuel a better outlook on the part of investors. From the March 11, 2003 low through the Fund's fiscal year-end, the S&P 500 Total Return Index gained 32.67% and the Russell 2000 Total Return Index of smaller company stocks gained 53.51%^i (the Fund A shares gained 52.40% and the Fund Institutional shares gained 53.34% over the same period, please refer to the Fund's Performance Update section for a more comprehensive review of Fund performance).

A notable phenomenon this year has been the striking outperformance of smaller company stocks compared to large cap stocks. During the Fund's fiscal year, the Russell 2000 Total Return Index of small company stocks was up 43.37% while the


______________
^i Source: Bloomberg. S&P 500 Total Return and Russell 2000 Total Return indices from March 11, 2003 to October 31, 2003.

S&P 500 Total Return Index of large company stocks was up 20.80%.^ii It is not unusual for smaller capitalization stocks to outperform during periods of economic rebound, as slight improvements in sales can have magnified effects to the profitability of small companies. In fact, the strength of smaller cap stocks gives evidence to investors' belief that the economic rebound is real and sustainable.

The Fund's holdings have historically spanned a wide range of market capitalizations, including investments in large-cap, mid-cap, and small-cap stocks. Throughout this fiscal year, the Fund was invested more heavily in the stocks of mid-cap companies, and this is an important factor in explaining the Fund's performance relative to the large-company S&P 500 Total Return and the small-company Russell 2000 Total Return indices this fiscal year (see table below for details).

We believe that the period during the Fund's fiscal year was difficult for many fundamentally oriented investors. In fact, according to Lipper Research most mutual funds underperformed their respective indices during the Fund's fiscal year:^iii

Average Small-Cap Mutual Fund                                       38.81%*
     Russell 2000 Total Return Index of Small-Cap Stocks            43.37%*

Average Mid-Cap Mutual Fund                                         32.60%*
     Russell Midcap Total Return Index of Mid-Cap Stocks            35.88%*

Average Large-Cap Mutual Fund                                       17.75%*
     S&P 500 Total Return Index of Large-Cap Stocks                 20.80%*

Chesapeake Growth Fund Institutional Shares                         36.54%

Chesapeake Growth Fund A Shares                                     35.32%

      *Source:  Lipper Research; Prudential Securities; Bloomberg.

(Please refer to the Fund's Performance Update section for a more comprehensive review of Fund performance).

The investment process employed for the Fund focuses primarily on individual companies rather than broader thematic issues. We believe it has been a difficult period for this type of investment process. Thematic issues regarding economic and global events have dominated the attention of many investors, shifting their focus away from company specific developments. We believe that stock prices ultimately have to reflect the businesses prospects of their underlying companies, but over shorter periods of time this may not be the case. As the economy has begun to show more consistent signs of improvement, however, it appears as though investors are beginning to focus once again on the businesses of companies, and this may prove to be an important driver of Fund returns in the coming period.





______________
^ii Source: Bloomberg. S&P 500 Total Return and Russell 2000 Total Return indices.
^iii Source: Mutual fund data: Lipper Research and Prudential Securities. Index data: Bloomberg.

PORTFOLIO REVIEW. The following table breaks out the Fund's holdings by economic sector and compares 2002 and 2003 fiscal year-end holdings.^iv

     ------------------------------------ ------------- --------------
                  Economic                     Fund          Fund
                   Sector                   10/31/2002    10/31/2003
     ------------------------------------ ------------- --------------
     Consumer Discretionary                        29%            29%
     Consumer Staples                               1%             2%
     Energy                                         2%             3%
     Financials                                    11%             5%
     Health Care                                   21%            20%
     Industrials                                    9%             2%
     Information Technology                        21%            33%
     Materials                                      4%             5%
     Telecom Services                               0%             0%
     Utilities                                      0%             1%
     Cash                                           2%             1%
     ------------------------------------ ------------- --------------
      Total                                       100%           100%
     ------------------------------------ ------------- --------------

Information Technology, Health Care, and Consumer Discretionary represented the Fund's largest sector exposures during the fiscal year. All sectors were profitable with exception of Energy and Utilities which posted slight losses. The Consumer Discretionary sector made the largest contribution to profits, led by Amazon and Sears in the retail group.

Information Technology was another major contributor to Fund profits. Within Technology, results were positive in the semiconductor and hardware groups, while the software group showed slight losses.

The Fund's Health Care sector had broad gains. Boston Scientific and INAMED led gains in the medical devices group, which more than offset losses in the medical services group created by HEALTHSOUTH; while Teva Pharmaceutical posted strong profits in the drug group.

The Fund's most important individual contributors to profits this fiscal year included: Amazon.Com (Consumer Discretionary, e-commerce); Sears (Consumer Discretionary, retail); Boston Scientific (Health Care, medical devices); Teva Pharmaceutical ADR (Health Care, pharmaceuticals); Seagate Technology (Information Technology, disk drives).

Notable detractors included: HEALTHSOUTH (Health Care, rehab centers); Overture Services (Information Technology, internet software); Mirant (Utilities, independent power producers); Blockbuster (Consumer Discretionary, retail); Concord EFS (Information Technology, business services).

Please refer to the Portfolio of Investments section for a complete listing of Fund holdings and the amount each represents of the portfolio.

______________
^iv For sector classifications, the Standard & Poor's Global Industry Classification Standard (GICS) is used. Standard & Poor's made changes to the GICS categories in May 2003 which are used for historical sector weightings here.

OUTLOOK. The economic recovery appears now to be well underway. The most recent GDP (Gross Domestic Product) figures indicate a 8.2% growth rate in the third quarter; consumer confidence and retail sales have upticked dramatically and durable goods and new factory orders are showing positive comparisons. Even the employment data, which typically lags the economy, has recently begun to show improvement.^v The stock market tends to be a leading economic indicator, rising or falling well ahead of changes in the business cycle. As such, the market's strength this year bodes well for continued improvement in the broader economy. However, we do not rely on macroeconomic or broad market changes to drive appreciation in our portfolio companies.

While other investment approaches might focus on top down macroeconomic factors, we concentrate on business prospects at the company level. We make thousands of calls and visits to business leaders each year in an effort to better and sooner understand changes occurring in and around their companies. Our interviews with companies' competitors, customers, and suppliers lets us understand the entire economic food chain, and often give us our most valuable insights into our own portfolio companies' prospects. During some periods of time the market may be driven by investors' preoccupation with broader issues, but in the end the market is comprised of individual companies whose stocks are ultimately priced based upon their unique business circumstances.

Our conversations with industry leaders indicate an important change in their outlooks. Company managements are beginning to worry that under-investment in their businesses might leave them unable to benefit fully from the economic rebound; whereas only months ago they still feared the rebound was too uncertain to justify normal levels of capital spending. Business cycles are driven by broad swings in sentiment and in some ways can be self fulfilling. It appears that we have now transitioned from a vicious cycle of doubt to the early stages of a virtuous cycle of confidence among corporate leaders.

Sincerely,


/s/ W. Whitfield Gardner                        /s/ John L. Lewis, IV
_________________________                       _____________________
W. Whitfield Gardner                            John L. Lewis, IV




Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the Fund is subject to investment risks, including, without limitation, risk related to investment in equity securities, market risk, risk related to investment in medium capitalization companies, investment advisor risk and other risks as set forth in the prospectus. For more complete information regarding the Fund, including additional information about risks, charges and expenses, obtain a prospectus by calling the Fund directly at (800) 430-3863 or the Fund's Advisor at (610) 558-2800. Please read the prospectus carefully before you invest.


______________

^v Source: Barron's Online. Based on 3rd Quarter GDP figures, November Consumer Confidence, October Retail Store Sales, October Durable Goods Orders, September New Factory Orders, October Unemployment Rate, November Initial Jobless Claims.

                           THE CHESAPEAKE GROWTH FUND
                             Class A Investor Shares

                     Performance Update - $25,000 Investment

                 For the period from April 7, 1995 (Commencement
                       of Operations) to October 31, 2003



--------------------------------------------------------------------------------
                The Chesapeake Growth    S&P 500 Total       Russell 2000
                    Fund Class A         Return Index           Index
--------------------------------------------------------------------------------
    4/7/1995          $24,250              $25,000             $25,000
   4/30/1995           24,456               25,427              25,591
  10/31/1995           30,708               29,104              28,675
   4/30/1996           32,202               33,109              33,967
  10/31/1996           31,411               36,116              33,478
   4/30/1997           32,181               41,431              33,988
  10/31/1997           40,784               47,714              43,218
   4/30/1998           44,010               58,445              48,464
  10/31/1998           35,407               58,206              38,190
   4/30/1999           43,597               71,199              44,013
  10/31/1999           47,996               73,148              43,896
   4/30/2000           73,119               78,410              52,176
  10/31/2000           75,551               77,603              51,625
   4/30/2001           57,363               68,239              50,738
  10/31/2001           40,917               58,277              45,152
   4/30/2002           42,463               59,622              54,206
  10/31/2002           31,119               49,473              39,933
   4/30/2003           31,428               51,689              42,954
  10/31/2003           42,110               59,764              57,254


This graph depicts the performance of The Chesapeake Growth Fund (the "Fund") Class A Investor Shares versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

------------------------------ ------------ ------------ ----------------------
                                                              Since 4/7/95
                                 One Year    Five Years     (Commencement of
                                                               Operations)
------------------------------ ------------ ------------ ----------------------
        No Sales Load             35.32%       3.53%             6.65%
------------------------------ ------------ ------------ ----------------------
  3.00% Maximum Sales Load        31.26%       2.90%             6.27%
------------------------------ ------------ ------------ ----------------------

>> The graph assumes an initial $25,000 investment ($24,250 after maximum sales load of 3.00%) at April 7, 1995 (commencement of operations). All dividends and distributions are reinvested.

>> At October 31, 2003, the value of the Fund's Class A Investor Shares would have increased to $42,110 - a cumulative total investment return of 68.44% since April 7, 1995. Without the deduction of the 3.00% maximum sales load, the Fund's Class A Investor Shares would have increased to $43,412 - a cumulative total investment return of 73.65% since April 7, 1995. The sales load may be reduced or eliminated for larger purchases.

>> At October 31, 2003, the value of a similar investment in the S&P 500 Total Return Index would have increased to $59,764 - a cumulative total investment return of 139.06%; while a similar investment in the Russell 2000 Index would have increased to $57,254 - a cumulative total investment return of 129.02% since April 7, 1995.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.50%

      Apparel Manufacturing - 4.14%
           Jones Apparel Group, Inc. .................................................               45,700            $  1,576,650
                                                                                                                       ------------

      Broadcast - Cable - 3.15%
           Clear Channel Communications, Inc. ........................................               19,600                 800,072
           Grupo Televisa S.A. - ADR .................................................               10,300                 399,125
                                                                                                                       ------------
                                                                                                                          1,199,197
                                                                                                                       ------------
      Commercial Services - 3.14%
        (a)Cendant Corporation .......................................................               37,200                 759,996
           Moody's Corporation .......................................................                7,500                 433,725
                                                                                                                       ------------
                                                                                                                          1,193,721
                                                                                                                       ------------
      Computer Software & Services - 5.54%
        (a)CheckFree Corp. ...........................................................               28,300                 779,099
        (a)McData Corporation ........................................................               56,500                 583,645
        (a)Siebel Systems, Inc. ......................................................               59,400                 747,846
                                                                                                                       ------------
                                                                                                                          2,110,590
                                                                                                                       ------------
      Computers - 4.37%
        (a)EMC Corporation ...........................................................               57,900                 801,336
           Seagate Technology Holdings ...............................................               37,400                 859,452
                                                                                                                       ------------
                                                                                                                          1,660,788
                                                                                                                       ------------
      Electronics - 2.96%
           Harman International Industries, Incorporated .............................                3,700                 474,340
           Motorola, Inc. ............................................................               48,200                 652,146
                                                                                                                       ------------
                                                                                                                          1,126,486
                                                                                                                       ------------
      Electronics - Semiconductor - 15.56%
        (a)Applied Materials, Inc. ...................................................               34,300                 801,591
        (a)Fairchild Semiconductor Corporation .......................................               37,000                 836,200
        (a)International Rectifier Corporation .......................................               11,600                 553,668
        (a)LSI Logic Corporation .....................................................               79,600                 735,504
        (a)Marvell Technology Group, LTD .............................................               18,300                 802,821
           Microchip Technology, Inc. ................................................               21,300                 696,723
        (a)Micron Technology, Inc. ...................................................               45,900                 658,206
           Texas Instruments, Inc. ...................................................               28,800                 832,896
                                                                                                                       ------------
                                                                                                                          5,917,609
                                                                                                                       ------------
      Energy - 2.31%
           CONSOL Energy Inc. ........................................................               40,500                 878,850
                                                                                                                       ------------

      Entertainment - 1.82%
        (a)Gemstar-TV Guide International, Inc. ......................................               30,300                 142,107
        (a)USA Interactive ...........................................................               15,000                 550,650
                                                                                                                       ------------
                                                                                                                            692,757
                                                                                                                       ------------



                                                                                                                         (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Financial - Consumer Credit - 3.83%
        (a)AmeriCredit Corporation .................................................                 55,100            $    738,340
           Capital One Financial Corporation .......................................                 11,800                 717,440
                                                                                                                       ------------
                                                                                                                          1,455,780
                                                                                                                       ------------
      Food - Wholesale - 1.64%
        (a)Dean Foods Company ......................................................                 20,600                 623,150
                                                                                                                       ------------

      Homebuilders - 4.26%
           D.R. Horton, Inc. .......................................................                 19,950                 794,010
           Lennar Corporation Class A ..............................................                  9,000                 826,650
                                                                                                                       ------------
                                                                                                                          1,620,660
                                                                                                                       ------------
      Medical - Hospital Management & Services - 1.00%
           HCA Inc. ................................................................                  9,900                 378,675
                                                                                                                       ------------

      Medical - Pharmaceutical Services - 1.64%
        (a)Millenium Pharmaceuticals, Inc. .........................................                 39,100                 622,472
                                                                                                                       ------------

      Medical Supplies - 11.40%
        (a)Boston Scientific Corporation ...........................................                 19,900               1,347,628
        (a)INAMED Corporation ......................................................                 12,400               1,070,988
        (a)St. Jude Medical, Inc. ..................................................                 16,600                 965,456
        (a)Zimmer Holdings, Inc. ...................................................                 14,900                 950,769
                                                                                                                       ------------
                                                                                                                          4,334,841
                                                                                                                       ------------
      Oil & Gas - Equipment & Services - 3.04%
        (a)BJ Services Company .....................................................                 11,300                 370,753
        (a)Nabors Industries, Inc. .................................................                  9,300                 351,540
           Pride International, Inc. ...............................................                 26,600                 435,708
                                                                                                                       ------------
                                                                                                                          1,158,001
                                                                                                                       ------------
      Packaging & Containers - 2.25%
        (a)Crown Holdings Inc. .....................................................                108,500                 857,150
                                                                                                                       ------------

      Pharmaceuticals - 4.12%
           Mylan Laboratories Inc. .................................................                 24,300                 586,845
           Teva Pharmaceuticals Industries Ltd. - ADR ..............................                 17,200                 978,508
                                                                                                                       ------------
                                                                                                                          1,565,353
                                                                                                                       ------------
      Pharmaceutical Services - 1.81%
        (a)Caremark Rx, Inc. .......................................................                 27,500                 688,875
                                                                                                                       ------------

      Retail - Apparel - 3.28%
           Ross Stores, Inc. .......................................................                 12,400                 620,124
           TJX Companies, Inc. .....................................................                 29,900                 627,601
                                                                                                                       ------------
                                                                                                                          1,247,725
                                                                                                                       ------------


                                                                                                                      (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Retail - Department - 5.15%
           Sears, Roebuck and Company .....................................................          37,200            $  1,957,836
                                                                                                                       ------------

      Retail - Specialty Line - 4.71%
        (a)Amazon.com, Inc. ...............................................................          13,500                 734,670
           Circuit City Stores - Circuit City Group .......................................          51,400                 490,356
           Michaels Stores, Inc. ..........................................................          11,900                 564,893
                                                                                                                       ------------
                                                                                                                          1,789,919
                                                                                                                       ------------
      Shoes - Leather - 1.29%
           Nike, Inc. .....................................................................           7,700                 492,030
                                                                                                                       ------------
      Telecommunications - Equipment - 6.01%
        (a)Advanced Fibre Communications, Inc. ............................................          28,300                 681,181
        (a)Advanced Micro Devices, Inc. ...................................................          59,700                 907,440
           QUALCOMM Inc. ..................................................................          14,700                 698,250
                                                                                                                       ------------
                                                                                                                          2,286,871
                                                                                                                       ------------
      Utilities - Electric & Gas - 1.08%
        (a)Dynegy, Inc. ...................................................................         102,400                 410,624
                                                                                                                       ------------
           Total Common Stocks (Cost $27,687,503) .........................................                              37,846,610
                                                                                                                       ------------
INVESTMENT COMPANY - 0.67%

           AIM Liquid Assets Portfolio - Institutional Class ..............................         256,989                 256,989
           (Cost $256,989)

Total Value of Investments (Cost $27,944,492 (b)) .........................................          100.17 %          $ 38,103,599
Liabilities in Excess of Other Assets .....................................................           (0.17)%               (65,661)
                                                                                                                       ------------
      Net Assets ..........................................................................          100.00 %          $ 38,037,938
                                                                                                    =======            ============

      (a)  Non-income producing investment ................................................
      (b)  Aggregate  cost for  federal  income  tax  purposes  is $29,309,647. Unrealized appreciation/(depreciation)
           of investments for federal income tax purposes is as follows:

           Unrealized appreciation ........................................................................            $ 10,545,877
           Unrealized depreciation ........................................................................              (1,751,925)
                                                                                                                       ------------
                      Net unrealized appreciation .........................................................            $  8,793,952
                                                                                                                       ============

      The following acronym is used in this portfolio:
           ADR - American Depository Receipt




See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          October 31, 2003


ASSETS
      Investments, at value (cost $27,944,492) .......................................................                 $ 38,103,599
      Income receivable ..............................................................................                        1,440
      Receivable for fund shares sold ................................................................                           84
      Prepaid expenses ...............................................................................                        6,799
                                                                                                                       ------------

           Total assets ..............................................................................                   38,111,922
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ...............................................................................                       46,332
      Payable for investment purchases ...............................................................                        6,328
      Disbursements in excess of cash on demand deposit ..............................................                        3,072
      Other liabilities ..............................................................................                       18,252
                                                                                                                       ------------

           Total liabilities .........................................................................                       73,984
                                                                                                                       ------------

NET ASSETS ...........................................................................................                 $ 38,037,938
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                 $108,393,134
      Accumulated net realized loss on investments ...................................................                  (80,514,303)
      Net unrealized appreciation on investments .....................................................                   10,159,107
                                                                                                                       ------------
                                                                                                                       $ 38,037,938
                                                                                                                       ============
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($29,450,988/2,917,726 shares) ............................................................                 $      10.09
                                                                                                                       ============

CLASS A INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($8,586,950/899,758 shares) ...............................................................                 $       9.54
                                                                                                                       ============
      Maximum offering price per share (100/97 of $9.54) .............................................                 $       9.84
                                                                                                                       ============
















See accompanying notes to financial statements

                                                   THE CHESAPEAKE GROWTH FUND

                                                    STATEMENT OF OPERATIONS

                                                  Year ended October 31, 2003


NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................             $    434,569
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .............................................................                1,074,097
           Fund administration fees (note 2) .............................................................                   41,316
           Distribution and service fees - Class A Investor Shares (note 3) ..............................                   20,431
           Custody fees ..................................................................................                   30,259
           Registration and filing administration fees (note 2) ..........................................                   10,600
           Fund accounting fees (note 2) .................................................................                   58,201
           Audit fees ....................................................................................                   21,250
           Legal fees ....................................................................................                   16,223
           Securities pricing fees .......................................................................                    4,576
           Shareholder administration fees (note 2) ......................................................                   25,000
           Shareholder recordkeeping fees (note 2) .......................................................                   27,000
           Shareholder servicing expenses ................................................................                    4,237
           Registration and filing expenses ..............................................................                   14,833
           Printing expenses .............................................................................                   10,581
           Trustee fees and meeting expenses .............................................................                    8,517
           Other operating expenses ......................................................................                   17,922
                                                                                                                       ------------

               Total expenses ............................................................................                1,385,043
                                                                                                                       ------------

                    Less expense reimbursements (note 5) .................................................                  (85,629)
                                                                                                                       ------------

               Net expenses ..............................................................................                1,299,414
                                                                                                                       ------------

                    Net investment loss ..................................................................                 (864,845)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                9,261,725
      Change in unrealized appreciation (depreciation) on investments ....................................               22,340,988
                                                                                                                       ------------

           Net realized and unrealized gain on investments ...............................................               31,602,713
                                                                                                                       ------------

               Net increase in net assets resulting from operations ......................................             $ 30,737,868
                                                                                                                       ============








See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                   For the Years ended October 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   2003                    2002
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS
     Operations
         Net investment loss .............................................................     $   (864,845)           $ (1,535,457)
         Net realized gain (loss) from investment transactions ...........................        9,261,725             (23,978,701)
         Change in unrealized appreciation (depreciation) on investments .................       22,340,988             (14,400,162)
                                                                                               ------------            ------------

              Net increase (decrease) in net assets resulting from operations ............       30,737,868             (39,914,320)

     Distributions to shareholders from
         Net realized gain from investment transactions ..................................                0                (203,700)
                                                                                               ------------            ------------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (a) ............     (121,746,558)             (5,115,093)
                                                                                               ------------            ------------

                     Total decrease in net assets ........................................      (91,008,690)            (45,233,113)

NET ASSETS
     Beginning of year ...................................................................      129,046,628             174,279,741
                                                                                               ------------            ------------

     End of year .........................................................................     $ 38,037,938            $129,046,628
                                                                                               ============            ============

(a) A summary of capital share activity follows:
                                                             -----------------------------------------------------------------------
                                                                            2003                                  2002
--------------------------------------------------------          Shares               Value             Shares              Value
               INSTITUTIONAL SHARES                          -----------------------------------------------------------------------
--------------------------------------------------------

Shares sold ............................................           744,038     $  5,403,620          2,097,199        $  21,075,780
Shares issued for reinvestment of distributions ........                 0                0              6,363               66,297
Shares redeemed ........................................        (3,723,533)     (28,986,359)        (2,283,514)        (22,415,202)
                                                             -------------     ------------      -------------        -------------
     Net decrease ......................................        (2,979,495)    $(23,582,739)          (179,952)       $  (1,273,125)
                                                             =============     ============      =============        =============
--------------------------------------------------------
             CLASS A INVESTOR SHARES
--------------------------------------------------------
Shares sold ............................................           103,500     $     739,120          1,208,191       $  11,994,029
Shares issued for reinvestment of distributions ........                 0                 0              1,832              18,341
Shares redeemed ........................................          (402,864)       (3,146,602)        (1,652,088)        (15,969,348)
                                                             -------------     -------------      -------------       -------------
     Net decrease ......................................          (299,364)    $  (2,407,482)          (442,065)      $  (3,956,978)
                                                             =============     =============      =============       =============
--------------------------------------------------------
            SUPER-INSTITUTIONAL SHARES
--------------------------------------------------------
Shares sold ............................................                 0     $           0                  0       $           0
Shares issued for reinvestment of distributions ........                 0                 0             10,891             115,010
Shares redeemed ........................................       (10,270,512)      (95,756,337)                 0                   0
                                                             -------------     -------------      -------------       -------------
     Net (decrease) increase ...........................       (10,270,512)    $ (95,756,337)            10,891       $     115,010
                                                             =============     =============      =============       =============
--------------------------------------------------------
                   FUND SUMMARY
--------------------------------------------------------
Shares sold ............................................           847,538     $   6,142,740          3,305,390       $  33,069,809
Shares issued for reinvestment of distributions ........                 0                 0             19,086             199,648
Shares redeemed ........................................       (14,396,909)     (127,889,298)        (3,935,602)        (38,384,550)
                                                             -------------     -------------      -------------       -------------
     Net decrease ......................................       (13,549,371)    $(121,746,558)          (611,126)      $  (5,115,093)
                                                             =============     =============      =============       =============


See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                    Year ended   Year ended   Period ended   Year ended    Year ended   Year ended
                                                    October 31,  October 31,   October 31,  February 28,  February 29,  February 28,
                                                       2003         2002         2001 (a)       2001         2000          1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............   $    7.39   $    9.65    $   13.35      $   33.08    $   16.60    $   17.86
                                                     ---------   ---------    ---------      ---------    ---------    ---------
   Income (loss) from investment operations
        Net investment loss ......................       (0.10)      (0.09)       (0.06)         (0.15)       (0.21)       (0.17)
        Net realized and unrealized gain (loss)
            on investments........................        2.80       (2.16)       (3.64)         (8.38)       17.92        (0.63)
                                                     ---------   ---------    ---------      ---------    ---------    ---------

            Total from investment operations .....        2.70       (2.25)       (3.70)         (8.53)       17.71        (0.80)
                                                     ---------   ---------    ---------      ---------    ---------    ---------

   Distributions to shareholders from
        Distribution in excess of net realized gains      0.00        0.00         0.00           0.00         0.00        (0.03)
        Net realized gain from investment transactions    0.00       (0.01)        0.00         (11.20)       (1.23)       (0.43)
                                                     ---------   ---------    ---------      ---------    ---------    ---------
            Total distributions ..................        0.00       (0.01)        0.00         (11.20)       (1.23)       (0.46)
                                                     ---------   ---------    ---------      ---------    ---------    ---------

Net asset value, end of period ...................   $   10.09   $    7.39    $    9.65      $   13.35    $   33.08    $   16.60
                                                     =========   =========    =========      =========    =========    =========


Total return .....................................       36.54 %    (23.34)%     (27.72)%       (32.25)%     110.91 %      (4.51)%
                                                     =========   =========    =========      =========    =========    =========

Ratios/supplemental data
   Net assets, end of period (000's) .............   $  29,451   $  43,565    $  58,667      $  75,221    $ 120,416    $  63,426
                                                     =========   =========    =========      =========    =========    =========

   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees     1.35 %      1.26 %       1.23 %(b)      1.18 %       1.21 %       1.22 %
        After expense reimbursements and waived fees      1.25 %      1.20 %       1.20 %(b)      1.17 %       1.17 %       1.15 %
   Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees    (0.96)%     (1.03)%      (0.78)%(b)     (0.95)%      (1.03)%      (0.87)%
        After expense reimbursements and waived fees     (0.86)%     (0.97)%      (0.74)%(b)     (0.93)%      (1.00)%      (0.80)%

   Portfolio turnover rate .......................       85.67 %    104.17 %      96.61 %       124.81 %     165.92 %     121.48 %

(a)   For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.

                                                                                                                        (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       CLASS A INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                    Year ended   Year ended   Period ended   Year ended    Year ended   Year ended
                                                    October 31,  October 31,   October 31,  February 28,  February 29,  February 28,
                                                       2003         2002         2001 (a)       2001         2000          1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............   $    7.05   $    9.28    $   12.88      $   32.47    $   16.37    $   17.69

      Income (loss) from investment operations
           Net investment loss ...................       (0.16)      (0.17)       (0.11)         (0.22        (0.33)       (0.24)
           Net realized and unrealized gain (loss)
            on investments                                2.65       (2.05)       (3.49)         (8.17)       17.66        (0.62)
                                                     ---------   ---------    ---------      ---------    ---------    ---------
               Total from investment operations           2.49       (2.22)       (3.60)         (8.39)       17.33        (0.86)
                                                     ---------   ---------    ---------      ---------    ---------    ---------

      Distributions to shareholders from
           Distribution in excess of net realized gains   0.00        0.00         0.00           0.00         0.00        (0.03)
           Net realized gain from investment transactions 0.00       (0.01)        0.00         (11.20)       (1.23)       (0.43)
                                                     ---------   ---------    ---------      ---------    ---------    ---------
               Total distributions ..............         0.00       (0.01)        0.00         (11.20)       (1.23)       (0.46)
                                                     ---------   ---------    ---------      ---------    ---------    ---------

Net asset value, end of period .................     $    9.54   $    7.05    $    9.28      $   12.88    $   32.47    $   16.37
                                                     =========   =========    =========      =========    =========    =========

Total return (c) ................................        35.32 %    (23.95)%     (27.89)%       (32.52)%     110.07 %      (4.83)%
                                                     =========   =========    =========      =========    =========    =========

Ratios/supplemental data
      Net assets, end of period (000's) .........    $   8,587   $   8,452    $  15,225      $  25,779    $  33,200    $  25,797
                                                     =========   =========    =========      =========    =========    =========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees  2.25 %      1.93 %       1.72 %(b)      1.53 %       1.59 %       1.60 %
           After expense reimbursements and waived fees   2.16 %      1.87 %       1.69 %(b)      1.51 %       1.56 %       1.53 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees (1.86)%     (1.69)%      (1.27)%(b)     (1.29)%      (1.41)%      (1.26)%
           After expense reimbursements and waived fees  (1.77)%     (1.63)%      (1.23)%(b)     (1.28)%      (1.38)%      (1.18)%

      Portfolio turnover rate .......................    85.67 %    104.17 %       96.61 %      124.81 %     165.92 %     121.48 %

(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.

                                                                                                                        (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     SUPER-INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                   Period ended  Year ended   Period ended   Year ended    Year ended   Year ended
                                                   September 17, October 31,   October 31,   February 28,  February 29, February 28,
                                                      2003          2002        2001 (b)         2001          2000        1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..........       $   7.50   $    9.78    $   13.52      $   33.30    $   16.68    $   17.92

      Income (loss) from investment operations
           Net investment loss ................           0.00       (0.08)       (0.05)         (0.15)       (0.18)       (0.11)
           Net realized and unrealized gain (loss)
              on investments                              2.09       (2.19)       (3.69)         (8.43)       18.03        (0.67)
                                                     ---------   ---------    ---------      ---------    ---------    ---------
               Total from investment operations           2.09       (2.27)       (3.74)         (8.58)       17.85        (0.78)
                                                     ---------   ---------    ---------      ---------    ---------    ---------

      Distributions to shareholders from
           Liquidation of shares (see note 1) ...        (9.59)       0.00         0.00           0.00         0.00         0.00
           Distribution in excess of net realized gains   0.00        0.00         0.00           0.00         0.00        (0.03)
           Net realized gain from investment transactions 0.00       (0.01)        0.00         (11.20)       (1.23)       (0.43)
                                                     ---------   ---------    ---------      ---------    ---------    ---------
               Total distributions ..............         0.00       (0.01)        0.00         (11.20)       (1.23)       (0.46)
                                                     ---------   ---------    ---------      ---------    ---------    ---------

Net asset value, end of period ..................     $   0.00   $    7.50    $    9.78      $   13.52    $   33.30    $   16.68
                                                     =========   =========    =========      =========    =========    =========


Total return ....................................        27.87 %    (23.23)%     (27.66)%       (32.17)%     111.10 %      (4.32)%
                                                     =========   =========    =========      =========    =========    =========

Ratios/supplemental data
      Net assets, end of period (000's) .........    $    0.00   $  77,029    $ 100,388      $ 138,736    $ 238,827    $ 113,148
                                                     =========   =========    =========      =========    =========    =========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees  1.14 %(b)   1.10 %       1.09 %(b)      1.06 %       1.08 %       1.05 %
           After expense reimbursements and waived fees   1.07 %(b)   1.04 %       1.05 %(b)      1.05 %       1.04 %       0.99 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees (0.73)%(b)  (0.87)%      (0.64)%(b)     (0.83)%      (0.91)%      (0.71)%
           After expense reimbursements and waived fees  (0.66)%(b)  (0.81)%      (0.60)%(b)     (0.82)%      (0.87)%      (0.64)%

      Portfolio turnover rate ....................       85.67 %    104.17 %      96.61 %       124.81 %     165.92 %     121.48 %

(a)   For the period from March 1, 2001 to October 31, 2001 (note 1).
(b)   Annualized.

See accompanying notes to financial statements

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2003



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Chesapeake Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Financial Highlights include the period from March 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Prior to April 26, 2000, the Fund offered five classes of shares - Super-Institutional, Institutional, Class A Investor, Class C Investor, and Class D Investor. On that date, Class C Investor and Class D Investor Shares were liquidated. On September 17, 2003, the Super-Institutional Shares were liquidated leaving two available classes of shares - Institutional Class Shares and Class A Investor Shares. The Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Class A Investor Shares are offered with a sales charge and bear distribution fees.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to Class A Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.








                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2003



          The Fund has capital loss carryforwards for federal income tax purposes of $79,006,360 of which $53,488,256 expires in the year 2009 and $25,518,104 of which expires in the year 2010. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

          As a result of the Fund's operating net investment loss, a reclassification adjustment of $864,845 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and increasing accumulated net realized loss on investments.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator received a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Class A Investor Shares, and received a fee at the annual rate of 0.015% of the average daily net assets for the Super-Institutional Shares. The Administrator also received a monthly fee of $2,250 for the Institutional Shares and for Class A Investor Shares, plus 0.01% of the annual net assets. The Administrator also received the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum annual fee of $4,800. The Administrator receives a fee of $12,500 per year for shareholder administration costs for the Institutional Shares and for Class A Investor Shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.




                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2003



     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $750 per month for each additional class of shares. For the fiscal year ended October 31, 2003, the Transfer Agent received $27,000 in such shareholder recordkeeping fees.

     Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made. For the year ended October 31, 2003, the Distributor retained sales charges in the amount of $697.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to the Class A Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of Class A Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Class A Investor Shares of the Fund or support servicing of shareholder accounts.

     The Fund incurred $20,431 in distribution and service fees under the Plan with respect to Class A Investor Shares for the year ended October 31, 2003.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $88,526,505 and $210,332,303, respectively, for the year ended October 31, 2003.


NOTE 5 - EXPENSE REDUCTIONS

     The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the year ended October 31, 2003, the Fund's expenses were reduced by $85,629 under these agreements.







                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                October 31, 2003
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-430-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Independent Trustees received aggregate compensation of $7,800 during the fiscal year ended October 31, 2003 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.


----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                              Position(s)  Length                                            Complex
          Name, Age,          held with    of Time         Principal Occupation(s)         Overseen by      Other Directorships
          and Address         Fund/Trust   Served            During Past 5 Years             Trustee          Held by Trustee
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
                                                      Independent Trustees
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
Jack E. Brinson, 71           Trustee     Since     Retired;  Previously,   President  of        3     Mr.  Brinson  serves  as  an
                                          8/92      Brinson   Investment  Co.   (personal              Independent  Trustee  of the
                                                    investments) and President of Brinson              following:   The  Nottingham
                                                    Chevrolet,  Inc. (auto dealership)                 Investment  Trust II for the
                                                                                                       eight  series of that trust;
                                                                                                       New  Providence   Investment
                                                                                                       Trust for the one  series of
                                                                                                       that trust; Hillman  Capital
                                                                                                       Management  Investment Trust
                                                                                                       for the two  series  of that
                                                                                                       trust;  and  de  Leon  Funds
                                                                                                       Trust for the  one series of
                                                                                                       that  trust  (all registered
                                                                                                       investment companies)
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
Theo H. Pitt, Jr., 67         Trustee     Since     Senior     Partner    of    Community        3     Mr.   Pitt   serves   as  an
                                          4/02      Financial  Institutions   Consulting,              Independent  Trustee  of the
                                                    since 1997; Account  Administrator of              following:   de  Leon  Funds
                                                    Holden  Wealth  Management  Group  of              Trust for the one  series of
                                                    Wachovia       Securities      (money              that Trust;  Hillman Capital
                                                    management  firm),  since  September,              Management   Investment  for
                                                    2003                                               the  two   series   of  that
                                                                                                       Trust    (all     registered
                                                                                                       investment companies)
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
                                                       Interested Trustee*
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
W. Whitfield Gardner, 40      Chairman    Since     Chairman and Chief Executive  Officer        3                  None
Chief Executive Officer       and         6/96      of Gardner  Lewis  Asset  Management,
The Chesapeake Funds          Chief                 LP  (Advisor);   Chairman  and  Chief
285  Wilmington-West Chester  Executive             Executive  Officer of  Gardner  Lewis
Pike                          Officer               Asset  Management,  Inc.  (investment
Chadds Ford,  Pennsylvania    (Principal            advisor)
19317                         Executive
                              Officer)
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
*Basis of  Interestedness.  W. Whitfield  Gardner is an Interested  Trustee because he is an officer and principal owner of Gardner
 Lewis Asset Management, L.P., the Fund's advisor.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                         ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                                          October 31, 2003
                                                             (Unaudited)

----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                              Position(s)  Length                                            Complex
          Name, Age,          held with    of Time         Principal Occupation(s)         Overseen by      Other Directorships
          and Address         Fund/Trust   Served            During Past 5 Years             Trustee          Held by Trustee
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
                                                                Officers
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
John L. Lewis, IV, 39         President   Since     President  of  Gardner   Lewis  Asset       n/a                   n/a
The Chesapeake Funds                      12/93     Management, LP, since April 1990
285 Wilmington-West Chester
Pike
Chadds  Ford, Pennsylvania
19317
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
C. Frank Watson, III, 33      Secretary   Secretary President    and   Chief    Operating       n/a                   n/a
                              and         since     Officer  of  The  Nottingham  Company
                              Treasurer   5/96;     (Administrator  to the  Fund),  since
                              (Principal  Treasurer 1999;  previously,   Chief  Operating
                              Financial   since     Officer of The Nottingham Company
                              Officer)    12/02
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
Julian G. Winters, 34         Assistant   Assistant Vice      President,       Compliance       n/a                   n/a
                              Secretary   Secretary Administration   of  The   Nottingham
                              and         since     Company    (Administrator    to   the
                              Assistant   4/98;     Fund), since 1998;  previously,  Fund
                              Treasurer   Assistant Accountant    of    The    Nottingham
                                          Treasurer Company
                                          since
                                          12/02
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
William D. Zantzinger, 42     Vice        Since     Manager of  Trading of Gardner  Lewis       n/a                   n/a
The Chesapeake Funds          President   12/93     Asset Management, LP
285 Wilmington-West Chester
Pike
Chadds  Ford, Pennsylvania
19317
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.deloitte.com                                       Deloitte
                                                        & Touche

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of Gardner Lewis Investment Trust
         And Shareholders of The Chesapeake Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Growth Fund (the "Fund"), including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years and period presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Growth Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years and period presented, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

November 26, 2003



___________
Deloitte
Touche
Tohmatsu
___________

                    (This page was intentionally left blank.)

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust






                                  Annual Report


                       FOR THE YEAR ENDED OCTOBER 31, 2003




                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317


                         THE CHESAPEAKE CORE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Core Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                           ____________________________

                              THE CHESAPEAKE FUNDS
                           ____________________________


                                                               December 10, 2003




2003 FISCAL YEAR COMMENTARY




CHESAPEAKE CORE GROWTH FUND
November 1, 2002 to October 31, 2003



MARKET ENVIRONMENT. The stock market was showing positive signs last fall as the Fund began its fiscal year; but by December 2002 it was once again testing the nerves of investors. Corporate earnings data had improved throughout 2002, but by year-end investors had become concerned that economic recovery could be derailed by geopolitical developments. December, January, and February saw broad market losses as investors were gripped by the looming confrontation with Iraq and the discord among U.S. global allies. Talk of global destabilization, deflation and double-dipping back into recession began to dominate the investment discussion.

In March, though, investors started looking past the Iraq conflict and began to focus again on the prospect of economic recovery. The market moved off its lows and gained momentum as improving economic and corporate results began to fuel a better outlook on the part of investors. From the March 11, 2003 low through the Fund's fiscal year-end, the S&P 500 Total Return Index gained 32.67%^i and the Fund gained 47.95%.

For the full fiscal year, the S&P 500 Total Return Index gained 20.80%^ii and the Fund gained 35.72%. Please refer to the Fund's Performance Update section for a more comprehensive review of Fund performance.

Even after the market's impressive rebound, however, it is hardly in uncharted territory. For some perspective, the S&P 500 Index closed October 2003 near levels first attained in March 1998 on the way up and at almost the same level where it opened immediately after the 9/11 terrorist attacks of 2001 on its way back down.^iii Corporate earnings appear stronger today than they were in either 1998 or 2001, and the investing environment seems far less uncertain than it did in the days following the 9/11 attacks. The following table illustrates the

______________
^i Source: Bloomberg. S&P 500 Total Return Index from March 11, 2003 to October 31, 2003.
^ii Source: Bloomberg. S&P 500 Total Return Index from October 31, 2002 to October 31, 2003
^iii Source: Bloomberg. S&P 500 Index values: October 31, 2003, 1050.71; March 3, 1998, 1052.02; September 17, 2001, 1038.77.

calendar year over prior calendar year changes in operating earnings per share of the S&P 500 Index, along with the index value and implied price-earnings ratios (PE) at the end of each of the calendar years:^iv

     Calendar     S&P 500      Earnings Change        S&P 500       Trailing
      Year        Earnings      vs. prior Year      Index close     PE Ratio
      1998         $44.49            -1%                1229           28
      1999         $50.88           +14%                1469           29
      2000         $56.34           +11%                1320           23
      2001         $45.17           -20%                1148           25
      2002         $48.13            +7%                 880           18
      2003         $53.50*          +11%*               1051**         20**
      2004         $59.96*          +11%*
      2005         $64.50*           +8%*

* First Call Estimates as of 12/09/03.
** As of 10/31/03 Fund fiscal year-end.

Last year we highlighted the improvement in corporate earnings. Reported quarterly earnings (operating earnings) for companies in the S&P 500 had moved from showing aggregate declines of 25% in the second half of 2001 to showing almost 15% increases in the second half of 2002.^v Positive corporate earnings comparisons continued in 2003,^vi and earnings growth is now expected to be in the 10-15% range for the S&P 500 in 2003 and to trend back to its normal 8-12% growth rates in the coming years (see above table for details). While the market has endured a wild ride the past five years, corporate earnings have been far less volatile. In fact, the S&P 500 operating earnings for 2003 are expected to be higher than any previous year except 2000, and next year they are expected to easily eclipse the 2000 peak (see above table for details). Yet the S&P 500 finished October 2003 at levels that would require in excess of 40% appreciation to reach its 2000 peak levels.^vii

A notable phenomenon this year has been the striking outperformance of smaller company stocks compared to large cap stocks. During the Fund's fiscal year, the Russell 2000 Total Return Index of small company stocks was up 43.37% while the




______________
^iv Source: Baseline/First Call. Operating Earnings are the earnings results of companies ignoring unusual and extraordinary items; operating earnings are useful in gauging the underlying trends in a company's business. This table shows the aggregate operating earnings of all the companies within the S&P 500 Index. Historical S&P 500 Index data from Bloomberg. 2003 earnings incorporate actual operating earnings through the first 3 quarters and the consensus estimate for the current (fourth) quarter. All estimates are First Call consensus averages of research analysts. Trailing PE is derived by dividing the year-end index value by the earnings of the same year (trailing).
^v Source: Baseline. Quarterly changes (versus prior year) in aggregate operating earnings for the S&P 500 Index companies were: Third Quarter 2001, -25%; Fourth Quarter 2001, -23%; Third Quarter 2002, +14%; Fourth Quarter 2002, +18%.
^vi Source: Baseline. Quarter comparisons (versus prior year) for aggregate operating earnings per share for the S&P 500 Index component companies in 2003 were: First Quarter, +12%; second Quarter, +9%; Third Quarter, +18%.
^vii The S&P 500 Index was over 1500 on several occasions in 2000. To move back to 1500 would require 42.76% appreciation in the index from its 1051.71 October 31, 2003 value.

Russell 1000 Total Return Index of large company stocks was up 22.32%.^viii It is not unusual for smaller capitalization stocks to outperform during periods of economic rebound, as slight improvements in sales can have magnified effects to the profitability of small companies. In fact, the strength of smaller cap stocks gives evidence to investors' belief that the economic rebound is real and sustainable.


PORTFOLIO REVIEW. The following table breaks out the Fund's holdings by economic sector and compares 2002 and 2003 fiscal year-end holdings to those of the S&P 500.^ix


 ------------------------- ------------ ------------ ------------ ------------
          Economic            S&P 500       Fund        S&P 500       Fund
           Sector           10/31/2002   10/31/2002   10/31/2003   10/31/2003
 ------------------------- ------------ ------------ ------------ ------------
 Consumer Discretionary            11%          25%          11%          21%
 Consumer Staples                  13%           2%          11%           4%
 Energy                             6%           4%           5%           5%
 Financials                        21%          16%          21%          17%
 Health Care                       15%          17%          13%          17%
 Industrials                       10%          12%          11%           7%
 Information Technology            15%          13%          18%          26%
 Materials                          3%           3%           3%           2%
 Telecom Services                   4%           0%           3%           0%
 Utilities                          3%           0%           3%           0%
 Cash                               0%           8%           0%           0%
 ------------------------- ------------ ------------------------ ------------
  Total                           100%         100%         100%         100%
 ------------------------- ------------ ------------ ------------ ------------


During the Fund's fiscal year, all 10 economic sectors in the S&P 500 Index posted profits. Within the Fund, all sectors were profitable as well, with
Information Technology leading in contribution to profits and Consumer Discretionary a close second. Information Technology and Consumer Discretionary were also the sectors where the Fund had the most exposure through the year, both in absolute terms and relative to the weightings of the S&P 500. The Fund's sector weights are generally limited to plus or minus 10% when compared to the S&P 500 in order to avoid extreme sector related risk, and to focus the investment process on stock selection rather than sector or market timing decisions.^x


______________
^viii  Source:  Bloomberg, Russell total return indices.
^ix For sector classifications, the Standard & Poor's Global Industry Classification Standard (GICS) is used. Standard & Poor's made changes to the GICS categories in May 2003 which are used for historical sector weightings here.
^x Standard & Poor's made changes to the GICS categories in May 2003 which had the result of decreasing the weight of the Consumer Discretionary category and increasing the weight of the Consumer Staples category (by moving Wal-Mart to the Consumer Staples category). Because the new GICS classifications are used for the historical comparisons in the above chart, the changes make the Fund's

The Fund's success this fiscal year when compared to the S&P 500 Total Return Index can be attributed primarily to successful stockpicking throughout most sectors. The holdings of the Fund outperformed the S&P 500 components most significantly within Information Technology, Consumer Discretionary, and Health Care, which were also among the Fund's largest sector exposures. Sector weightings relative to the S&P 500 Index were not as important in explaining the Fund's relative returns.^xi

Consumer Discretionary gains in the Fund were led by Amazon.com and Sears in the retail area. Amazon continued to expand their market share of e-commerce, and extended the rollout of their affiliate programs, which drove substantial expansion in their profit margins and cash flow. Sears realized a significant profit in the divestiture of their credit card division and at the same time began to show promising improvement in their apparel business.

Information Technology profits were broad based, with Semiconductor related issues (Applied Materials, Texas Instruments) the strongest contributor of profits. The Computer Hardware (EMC) and Communications Equipment (Cisco) areas were solid contributors as well, due in large part to an improved outlook for corporate technology spending. Profits within the Software area were relatively slight.

Returns for the Fund in the Health Care sector were strong as well. The Fund had strong gains in Boston Scientific and St. Jude Medical, both makers of medical devices like coronary stents and pacemakers. In the services area (hospitals and HMOs), though, the Fund posted a slight loss as heightened competition and pricing pressure created some uncertainty for the outlook of these industries. Profits in the Pharmaceuticals area came primarily from the generic drug maker Teva Pharmaceutical.

Profits in Financials were also broad based. Credit card and consumer finance providers (Capital One, MBNA, American Express) had the strongest contribution, though investment banks (Lehman Brothers, Goldman Sachs) posted solid gains as well. The Fund had relatively low exposure to traditional banks due to our concerns of increased competition for retail depositors and potentially slowing earnings growth.

In summary, the Fund's most important individual contributors to profits this fiscal year included Amazon.Com Inc. (Consumer Discretionary: e-commerce); Sears (Consumer Discretionary: retail); EMC Corporation (Information Technology: storage hardware); Applied Materials (Information Technology: semiconductor equipment); and Cisco Systems (Information Technology: communications equipment).

Notable detractors included Abbott Labs (Health Care: pharmaceuticals); H & R Block, Inc. (Industrials: services); BJ Services (Energy: services); Mellon Financial Corp. (Financials: banks); and Tenet Healthcare Corp (Health Care: hospitals).

Please refer to the Portfolio of Investments section for a complete listing of Fund holdings and the amount each represents of the portfolio.

______________
relative weights in 2003 now appear different than they may have been during the period. In effect, the table overstates the Fund's overweight to Consumer Discretionary and the Fund's underweight to Consumer Staples.
^xi Relative return analysis based on Fact Set performance attribution reports.

OUTLOOK. The economic recovery appears now to be well underway. The most recent GDP (Gross Domestic Product) figures indicate a 8.2% growth rate in the third quarter; consumer confidence and retail sales have upticked dramatically and durable goods and new factory orders are showing positive comparisons. Even the employment data, which typically lags the economy, has recently begun to show improvement.^xii The stock market tends to be a leading economic indicator, rising or falling well ahead of changes in the business cycle. As such, the market's strength this year bodes well for continued improvement in the broader economy. However, we do not rely on macroeconomic or broad market changes to drive appreciation in our portfolio companies.

While other investment approaches might focus on top down macroeconomic factors, we concentrate on business prospects at the company level. We make thousands of calls and visits to business leaders each year in an effort to better and sooner understand changes occurring in and around their companies. Our interviews with companies' competitors, customers, and suppliers lets us understand the entire economic food chain, and often give us our most valuable insights into our own portfolio companies' prospects. During some periods of time the market may be driven by investors' preoccupation with broader issues, but in the end the market is comprised of individual companies whose stocks are ultimately priced based upon their unique business circumstances.

Our conversations with industry leaders indicate an important change in their outlooks. Company managements are beginning to worry that under-investment in their businesses might leave them unable to benefit fully from the economic rebound; whereas only months ago they still feared the rebound was too uncertain to justify normal levels of capital spending. Business cycles are driven by broad swings in sentiment and in some ways can be self fulfilling. It appears that we have now transitioned from a vicious cycle of doubt to the early stages of a virtuous cycle of confidence among corporate leaders.

Sincerely,


/s/ W. Whitfield Gardner                        /s/ John L. Lewis, IV
_________________________                       _____________________
W. Whitfield Gardner                            John L. Lewis, IV

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the Fund is subject to investment risks, including, without limitation, risk related to investment in equity securities, market risk, risk related to investment in medium capitalization companies, investment advisor risk and other risks as set forth in the prospectus. For more complete information regarding the Fund, including additional information about risks, charges and expenses, obtain a prospectus by calling the Fund directly at (800) 430-3863 or the Fund's Advisor at (610) 558-2800. Please read the prospectus carefully before you invest.

______________
^xii Source: Barron's Online. Based on 3rd Quarter GDP figures, November Consumer Confidence, October Retail Store Sales, October Durable Goods Orders, September New Factory Orders, October Unemployment Rate, November Initial Jobless Claims.

                         THE CHESAPEAKE CORE GROWTH FUND

                     Performance Update - $25,000 Investment

       For the period from September 29, 1997 (Commencement of Operations)
                               to October 31, 2003

--------------------------------------------------------------------------------
                          The Chesapeake Core          S&P 500 Total
                              Growth Fund               Return Index
--------------------------------------------------------------------------------
      9/29/1997                $25,000                   $25,000
     10/31/1997                 24,450                    24,012
      4/30/1998                 28,275                    29,412
     10/31/1998                 26,321                    29,292
      4/30/1999                 35,137                    35,831
     10/31/1999                 39,194                    36,811
      4/30/2000                 52,661                    39,459
     10/31/2000                 54,515                    39,053
      4/30/2001                 48,311                    34,341
     10/31/2001                 37,735                    29,327
      4/30/2002                 39,786                    30,005
     10/31/2002                 33,406                    24,897
      4/30/2003                 35,522                    26,012
     10/31/2003                 45,339                    30,076


This graph depicts the performance of The Chesapeake Core Growth Fund (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

             --------------- ---------------- ----------------------
                                                  Since 9/29/97
                One Year       Five Years       (Commencement of
                                                   Operations)
             --------------- ---------------- ----------------------
                 35.72%          11.49%              10.27%
             --------------- ---------------- ----------------------



>>   The graph  assumes an initial  $25,000  investment  at  September  29, 1997
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>>   At October 31, 2003,  the value of the Fund would have increased to $45,339
     - a cumulative total investment return of 81.35% since September 29, 1997.

>> At October 31, 2003, the value of a similar investment in the S&P 500 Total Return Index would have increased to $30,076 - a cumulative total investment return of 20.30% since September 29, 1997.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.17%

      Aerospace & Defense - 2.45%
           The Boeing Company ....................................................                    4,500            $  1,712,805
                                                                                                                       ------------

      Apparel Manufacturing - 2.53%
           Jones Apparel Group, Inc. .............................................                   51,400               1,773,300
                                                                                                                       ------------

      Broadcast - Cable - 3.60%
      (a)  Comcast Corporation ...................................................                   77,400               2,524,788
                                                                                                                       ------------
      Broadcast - Radio & Television - 1.92%
           Clear Channel Communications, Inc. ....................................                   33,000               1,347,060
                                                                                                                       ------------

      Chemicals - 1.80%
           E.I. du Pont de Nemours and Company ...................................                   31,300               1,264,520
                                                                                                                       ------------

      Commercial Services - 5.54%
      (a)  Cendant Corporation ...................................................                   92,800               1,895,904
           Moody's Corporation ...................................................                   34,300               1,983,569
                                                                                                                       ------------
                                                                                                                          3,879,473
                                                                                                                       ------------
      Computers - 10.91%
      (a)  Cisco Systems, Inc. ...................................................                   96,100               2,016,178
      (a)  Dell Computer Corporation .............................................                   50,300               1,816,836
      (a)  EMC Corporation .......................................................                  144,180               1,995,451
           Seagate Technology Holdings ...........................................                   79,100               1,817,718
                                                                                                                       ------------
                                                                                                                          7,646,183
                                                                                                                       ------------
      Electronics - Semiconductor - 8.91%
      (a)  Advanced Micro Devices, Inc. ..........................................                  108,600               1,650,720
      (a)  Applied Materials, Inc. ...............................................                   91,800               2,145,366
      (a)  Micron Technology, Inc. ...............................................                   91,800               1,316,412
           Texas Instruments, Inc. ...............................................                   39,000               1,127,880
                                                                                                                       ------------
                                                                                                                          6,240,378
                                                                                                                       ------------
      Entertainment - 1.74%
      (a)  InterActive Corp. .....................................................                   33,200               1,218,772
                                                                                                                       ------------

      Financial - Securities Broker - 3.83%
           Lehman Brothers Holdings Inc. .........................................                   19,185               1,381,320
           The Goldman Sachs Group, Inc. .........................................                   13,900               1,305,210
                                                                                                                       ------------
                                                                                                                          2,686,530
                                                                                                                       ------------





                                                                                                                      (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Financial Services - 8.42%
           Capital One Financial Corporation .......................................                 29,900            $  1,817,920
           Citigroup Inc. ..........................................................                 27,800               1,317,720
           MBNA Corporation ........................................................                 65,200               1,613,700
           Principal Financial Group, Inc. .........................................                 36,600               1,147,410
                                                                                                                       ------------
                                                                                                                          5,896,750
                                                                                                                       ------------
      Food - Processing - 4.33%
      (a)  Dean Foods Company ......................................................                 43,100               1,303,775
           Hershey Foods Corporation ...............................................                 22,400               1,727,040
                                                                                                                       ------------
                                                                                                                          3,030,815
                                                                                                                       ------------
      Homebuilders - 2.12%
           Lennar Corporation - Class A ............................................                 16,200               1,487,970
                                                                                                                       ------------

      Insurance - Managed Care Services - 2.13%
      (a)  Anthem, Inc. ............................................................                 21,800               1,491,774
                                                                                                                       ------------

      Insurance - Property & Casualty - 2.19%
           Travelers Property Casualty Corporation .................................                 94,100               1,533,830
                                                                                                                       ------------

      Manufacturing - Miscellaneous - 3.53%
      (a)  Corning Inc. ............................................................                 92,100               1,011,258
           Tyco International Ltd. .................................................                 69,900               1,459,512
                                                                                                                       ------------
                                                                                                                          2,470,770
                                                                                                                       ------------
      Medical - Hospital Management & Services - 1.20%
           HCA Inc. ................................................................                 22,000                 841,500
                                                                                                                       ------------

      Medical Supplies - 5.47%
      (a)  Boston Scientific Corporation ...........................................                 26,900               1,821,668
      (a)  St. Jude Medical, Inc. ..................................................                 34,600               2,012,336
                                                                                                                       ------------
                                                                                                                          3,834,004
                                                                                                                       ------------
      Oil & Gas - Equipment & Services - 4.72%
      (a)  BJ Services Company .....................................................                 29,300                 961,333
           Halliburton Company .....................................................                 62,900               1,502,052
      (a)  Nabors Industries, Inc. .................................................                 22,300                 842,940
                                                                                                                       ------------
                                                                                                                          3,306,325
                                                                                                                       ------------
      Pharmaceuticals - 6.44%
           Abbott Laboratories .....................................................                 25,400               1,082,548
           Mylan Laboratories Inc. .................................................                 58,100               1,403,115
           Teva Pharmaceutical Industries Ltd. - ADR ...............................                 35,600               2,025,284
                                                                                                                       ------------
                                                                                                                          4,510,947
                                                                                                                       ------------



                                                                                                                        (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Pharmaceutical Services - 1.88%
      (a)  Caremark Rx, Inc. ......................................................                  52,500            $  1,315,125
                                                                                                                       ------------

      Retail - Apparel - 1.41%
           The TJX Companies, Inc. ................................................                  47,100                 988,629
                                                                                                                       ------------

      Retail - Department Stores - 5.66%
           Sears, Roebuck, and Company ............................................                  50,900               2,678,867
           The May Department Stores Company ......................................                  46,000               1,286,160
                                                                                                                       ------------
                                                                                                                          3,965,027
                                                                                                                       ------------
      Retail - Specialty Line - 1.96%
      (a)  Amazon.com, Inc. .......................................................                  25,200               1,371,384
                                                                                                                       ------------

      Software & Services - 2.45%
      (a)  Siebel Systems, Inc. ...................................................                  68,300                 859,897
      (a)  Symantec Corporation ...................................................                  12,900                 859,785
                                                                                                                       ------------
                                                                                                                          1,719,682
                                                                                                                       ------------
      Telecommunications Equipment - 2.03%
           QUALCOMM Incorporated ..................................................                  29,900               1,420,250
                                                                                                                       ------------


           Total Common Stocks (Cost $59,045,587) .........................................................              69,478,591
                                                                                                                       ------------

INVESTMENT COMPANIES - 1.15%

      AIM Liquid Assets Portfolio - Institutional Class ...........................                 166,973                 166,973
      AIM Government & Agency Portfolio - Institutional Class .....................                 638,544                 638,544
                                                                                                                       ------------

           Total Investment Companies (Cost $805,517) .....................................................                 805,517
                                                                                                                       ------------


Total Value of Investments (Cost $59,851,104 (b)) .................................                  100.32 %          $ 70,284,108
Liabilities in Excess of Other Assets .............................................                   (0.32)%              (225,948)
                                                                                                    -------            ------------

      Net Assets ..................................................................                  100.00 %          $ 70,058,160
                                                                                                    =======            ============










                                                                                                                      (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2003




      (a)  Non-income producing investment.

      (b)  Aggregate  cost for  federal  income  tax  purposes  is  $60,615,870. Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:


Unrealized appreciation .........................................................................                      $ 10,565,061
Unrealized depreciation .........................................................................                          (896,823)
                                                                                                                       ------------

           Net unrealized appreciation ..........................................................                      $  9,668,238
                                                                                                                       ============


      The following acronym is used in this portfolio:
           ADR - American Depository Receipt































See accompanying notes to financial statements

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          October 31, 2003


ASSETS
      Investments, at value (cost $59,851,104) ........................................................                $ 70,284,108
      Income receivable ...............................................................................                      22,049
      Receivable for fund shares sold .................................................................                     937,389
      Prepaid expenses ................................................................................                       2,330
                                                                                                                       ------------

           Total assets ...............................................................................                  71,245,876
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      32,579
      Payable for investment purchases ................................................................                   1,152,451
      Other liabilities ...............................................................................                       2,686
                                                                                                                       ------------

           Total liabilities ..........................................................................                   1,187,716
                                                                                                                       ------------

NET ASSETS
      (applicable to 4,739,613 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 70,058,160
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($70,058,160 / 4,739,613 shares) ................................................................                $      14.78
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 64,838,621
      Accumulated net realized loss on investments ....................................................                  (5,213,465)
      Net unrealized appreciation on investments ......................................................                  10,433,004
                                                                                                                       ------------
                                                                                                                       $ 70,058,160
                                                                                                                       ============




















See accompanying notes to financial statements

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                     Year ended October 31, 2003


NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................              $    246,122
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ............................................................                   352,389
           Fund administration fees (note 2) ............................................................                    26,429
           Distribution and service fees (note 3) .......................................................                    88,097
           Custody fees .................................................................................                    13,378
           Registration and filing administration fees (note 2) .........................................                     4,539
           Fund accounting fees (note 2) ................................................................                    30,524
           Audit fees ...................................................................................                    13,900
           Legal fees ...................................................................................                     8,561
           Securities pricing fees ......................................................................                     3,642
           Shareholder administration fees (note 2) .....................................................                    12,500
           Shareholder recordkeeping fees (note 2) ......................................................                    18,000
           Shareholder servicing expenses ...............................................................                     5,016
           Registration and filing expenses .............................................................                    17,517
           Printing expenses ............................................................................                     7,037
           Trustee fees and meeting expenses ............................................................                     8,462
           Other operating expenses .....................................................................                    10,255
                                                                                                                       ------------

               Total expenses ...........................................................................                   620,246
                                                                                                                       ------------

               Less:
                    Expense reimbursements (note 5) .....................................................                   (31,400)
                    Investment advisory fees waived (note 2) ............................................                   (40,095)
                    Distribution and service fees waived (note 3) .......................................                   (88,097)
                                                                                                                       ------------

               Net expenses .............................................................................                   460,654
                                                                                                                       ------------

                    Net investment loss .................................................................                  (214,532)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                   617,536
      Change in unrealized appreciation (depreciation) on investments ...................................                12,346,153
                                                                                                                       ------------

           Net realized and unrealized gain on investments ..............................................                12,963,689
                                                                                                                       ------------

               Net increase in net assets resulting from operations .....................................              $ 12,749,157
                                                                                                                       ============





See accompanying notes to financial statements

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                   For the Years ended October 31,



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2003                2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

     Operations
         Net investment loss ...............................................................       $   (214,532)       $   (160,473)
         Net realized gain (loss) from investment transactions .............................            617,536          (3,479,316)
         Change in unrealized appreciation (depreciation) on investments ...................         12,346,153             (72,711)
                                                                                                   ------------        ------------

              Net increase (decrease) in net assets resulting from operations ..............         12,749,157          (3,712,500)
                                                                                                   ------------        ------------

     Distributions to shareholders from
         Net realized gain from investment transactions ....................................                  0             (19,435)
                                                                                                   ------------        ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ..............         33,356,995           3,848,480
                                                                                                   ------------        ------------

                     Total increase in net assets ..........................................         46,106,152             116,545

NET ASSETS

     Beginning of year .....................................................................         23,952,008          23,835,463
                                                                                                   ------------        ------------

     End of year ...........................................................................       $ 70,058,160        $ 23,952,008
                                                                                                   ============        ============


(a) A summary of capital share activity follows:

                                                              ----------------------------------------------------------------------
                                                                           2003                                   2002
                                                                 Shares              Value             Shares              Value
                                                              ----------------------------------------------------------------------
Shares sold ............................................         3,215,309       $ 41,907,939            622,129       $  8,162,746

Shares issued for reinvestment of distributions ........                 0                  0              1,105             15,161
                                                              ------------       ------------       ------------       ------------

                                                                 3,215,309         41,907,939            623,234          8,177,907

Shares redeemed ........................................          (676,286)        (8,550,944)          (358,696)        (4,329,427)
                                                              ------------       ------------       ------------       ------------

     Net increase ......................................         2,539,023       $ 33,356,995            264,538       $  3,848,480
                                                              ============       ============       ============       ============







See accompanying notes to financial statements

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                    Year ended   Year ended   Period ended   Year ended    Year ended   Year ended
                                                    October 31,  October 31,   October 31,  February 28,  February 29,  February 28,
                                                       2003         2002         2001 (a)       2001          2000         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........     $   10.88   $   12.31    $   15.13      $   19.42    $   12.68    $   10.72

      Income (loss) from investment operations
           Net investment loss .................         (0.05)      (0.07)       (0.02)         (0.08)       (0.07)       (0.07)
           Net realized and unrealized gain (loss)
           on investments                                 3.95       (1.35)       (2.80)         (2.10)        8.18         2.03
                                                     ---------   ---------    ---------      ---------    ---------    ---------
               Total from investment operations           3.90       (1.42)       (2.82)         (2.18)        8.11         1.96
                                                     ---------   ---------    ---------      ---------    ---------    ---------

      Distributions to shareholders from
           Net realized gain from investment transactions 0.00       (0.01)        0.00          (2.11)       (1.37)        0.00
                                                     ---------   ---------    ---------      ---------    ---------    ---------

Net asset value, end of period ................      $   14.78   $   10.88    $   12.31      $   15.13    $   19.42    $   12.68
                                                     =========   =========    =========      =========    =========    =========

Total return ..................................          35.72 %    (11.47)%     (18.69)%       (12.37)%      66.64 %      18.27 %
                                                     =========   =========    =========      =========    =========    =========

Ratios/supplemental data
      Net assets, end of period (000's) .......      $  70,058   $  23,952    $  23,835      $  15,716    $  11,542    $   6,050
                                                     =========   =========    =========      =========    =========    =========

Ratio of expenses to average net assets
     Before expense reimbursements and waived fees        1.76 %      1.73 %       1.72 %(b)      1.80 %       2.25 %       2.73 %
     After expense reimbursements and waived fees         1.31 %      1.23 %       1.17 %(b)      1.25 %       1.15 %       1.39 %
Ratio of net investment loss to average net assets
     Before expense reimbursements and waived fees       (1.06)%     (1.09)%      (0.86)%(b)     (1.06)%      (1.59)%      (1.89)%
     After expense reimbursements and waived fees        (0.61)%     (0.59)%      (0.31)%(b)     (0.50)%      (0.49)%      (0.55)%

Portfolio turnover rate ......................           71.04 %    110.65 %     105.88 %       136.22 %     130.44 %     174.44 %

(a)   For the period from March 1, 2001 to October 31, 2001 (note 1).
(b)   Annualized.


See accompanying notes to financial statements

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2003



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Chesapeake Core Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on September 29, 1997. The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Financial Highlights include a period from March 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          The Fund has capital loss carryforwards for federal income tax purposes of $4,442,851 of which $881,218 expires in the year 2009 and $3,561,633 of which expires in the year 2010. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

          As a result of the Fund's operating net investment loss, a reclassification adjustment of $214,532 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid-in capital.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends annually on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year.



                                                                     (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2003



     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor intends to voluntarily waive a portion of its fee to limit total annual fund operating expenses to no more than 1.40% of the Fund's average daily net assets. There can be no assurance that the foregoing voluntary fee waiver will continue. The Advisor has voluntarily waived a portion of its fee amounting to $40,095 ($0.01 per share) for the year ended October 31, 2003.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the Fund's average daily net assets. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services, plus 0.01% of the annual net assets. The Administrator also received the following to procure and pay the custodian for the Trust:
     0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum annual fee of $4,800. In addition, the Administrator receives a fee of $12,500 per year for shareholder administration costs. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $750 per month for each additional class of shares. For the fiscal year ended October 31, 2003, the Transfer Agent received $18,000 in such shareholder recordkeeping fees.

     Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan") effective June 3, 2002. The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.





                                                                     (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2003



     The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Fund's average daily net assets. The Distributor has voluntarily waived $88,097 of these fees for the year ended October 31, 2003.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $59,084,214 and $25,231,435, respectively, for the year ended October 31, 2003.


NOTE 5 - EXPENSE REDUCTION

     The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the year ended October 31, 2003, the Fund's expenses were reduced by $31,400 under these agreements.































                                                                     (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                October 31, 2003
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-430-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Independent Trustees received aggregate compensation of $7,800 during the fiscal year ended October 31, 2003 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.


----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                              Position(s)  Length                                            Complex
          Name, Age,          held with    of Time         Principal Occupation(s)         Overseen by      Other Directorships
          and Address         Fund/Trust   Served            During Past 5 Years             Trustee          Held by Trustee
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
                                                      Independent Trustees
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
Jack E. Brinson, 71           Trustee     Since     Retired;  Previously,   President  of        3     Mr.  Brinson  serves  as  an
                                          8/92      Brinson   Investment  Co.   (personal              Independent  Trustee  of the
                                                    investments) and President of Brinson              following:   The  Nottingham
                                                    Chevrolet,  Inc. (auto dealership)                 Investment  Trust II for the
                                                                                                       eight  series of that trust;
                                                                                                       New  Providence   Investment
                                                                                                       Trust for the one  series of
                                                                                                       that trust; Hillman  Capital
                                                                                                       Management  Investment Trust
                                                                                                       for the two  series  of that
                                                                                                       trust;  and  de  Leon  Funds
                                                                                                       Trust for the  one series of
                                                                                                       that  trust  (all registered
                                                                                                       investment companies)
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
Theo H. Pitt, Jr., 67         Trustee     Since     Senior     Partner    of    Community        3     Mr.   Pitt   serves   as  an
                                          4/02      Financial  Institutions   Consulting,              Independent  Trustee  of the
                                                    since 1997; Account  Administrator of              following:   de  Leon  Funds
                                                    Holden  Wealth  Management  Group  of              Trust for the one  series of
                                                    Wachovia       Securities      (money              that Trust;  Hillman Capital
                                                    management  firm),  since  September,              Management   Investment  for
                                                    2003                                               the  two   series   of  that
                                                                                                       Trust    (all     registered
                                                                                                       investment companies)
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
                                                       Interested Trustee*
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
W. Whitfield Gardner, 40      Chairman    Since     Chairman and Chief Executive  Officer        3                  None
Chief Executive Officer       and         6/96      of Gardner  Lewis  Asset  Management,
The Chesapeake Funds          Chief                 LP  (Advisor);   Chairman  and  Chief
285  Wilmington-West Chester  Executive             Executive  Officer of  Gardner  Lewis
Pike                          Officer               Asset  Management,  Inc.  (investment
Chadds Ford,  Pennsylvania    (Principal            advisor)
19317                         Executive
                              Officer)
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
*Basis of  Interestedness.  W. Whitfield  Gardner is an Interested  Trustee because he is an officer and principal owner of Gardner
 Lewis Asset Management, L.P., the Fund's advisor.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                         ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                                          October 31, 2003
                                                             (Unaudited)



----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                              Position(s)  Length                                            Complex
          Name, Age,          held with    of Time         Principal Occupation(s)         Overseen by      Other Directorships
          and Address         Fund/Trust   Served            During Past 5 Years             Trustee          Held by Trustee
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
                                                                Officers
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
John L. Lewis, IV, 39         President   Since     President  of  Gardner   Lewis  Asset       n/a                   n/a
The Chesapeake Funds                      12/93     Management, LP, since April 1990
285 Wilmington-West Chester
Pike
Chadds  Ford, Pennsylvania
19317
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
C. Frank Watson, III, 33      Secretary   Secretary President    and   Chief    Operating       n/a                   n/a
                              and         since     Officer  of  The  Nottingham  Company
                              Treasurer   5/96;     (Administrator  to the  Fund),  since
                              (Principal  Treasurer 1999;  previously,   Chief  Operating
                              Financial   since     Officer of The Nottingham Company
                              Officer)    12/02
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
Julian G. Winters, 34         Assistant   Assistant Vice      President,       Compliance       n/a                   n/a
                              Secretary   Secretary Administration   of  The   Nottingham
                              and         since     Company    (Administrator    to   the
                              Assistant   4/98;     Fund), since 1998;  previously,  Fund
                              Treasurer   Assistant Accountant    of    The    Nottingham
                                          Treasurer Company
                                          since
                                          12/02
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------
William D. Zantzinger, 42     Vice        Since     Manager of  Trading of Gardner  Lewis       n/a                   n/a
The Chesapeake Funds          President   12/93     Asset Management, LP
285 Wilmington-West Chester
Pike
Chadds  Ford, Pennsylvania
19317
----------------------------- ----------- --------- ------------------------------------- ------------ ----------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.deloitte.com                                       Deloitte
                                                        & Touche


INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of Gardner Lewis Investment Trust
    And Shareholders of The Chesapeake Core Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Core Growth Fund (the "Fund"), including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years and period presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The
Chesapeake Core Growth Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years and period presented, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

November 26, 2003



___________
Deloitte
Touche
Tohmatsu
___________

                    (This page was intentionally left blank.)

________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
               and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

Item 2.  CODE OF ETHICS.


(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(c)      There have been no amendments during the period covered by this report.


(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.


(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to
         Item 10.(a)(1) below.





Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.


(a)(2)   Not applicable.


(a)(3) The registrant believes that the registrant's current audit committee has sufficient knowledge and experience to meet its obligations as an audit committee of the registrant, but the registrant's Board of Trustees has determined that it would consider naming or finding a qualified candidate who meets the requirements of an audit committee financial expert should there be a need or desire to appoint such a person in the future.





Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.


         Not applicable.





Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


         Not applicable.





Item 6.  [RESERVED]





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





Item 8.  [RESERVED]

Item 9.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 10. EXHIBITS.


(a)(1)   Code of Ethics  required  by Item 2 of Form N-CSR is filed  herewith as
         Exhibit 10.(a)(1).


(a)(2) Certifications required by Item 10.(a)(2) of Form N-CSR are filed herewith as Exhibit 10.(a)(2).

(b) Certifications required by Item 10.(b) of Form N-CSR are filed herewith as Exhibit 10.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gardner Lewis Investment Trust


By: (Signature and Title)      /s/ C. Frank Watson III
                               ________________________________
                               C. Frank Watson III
                               Secretary, Treasurer and Principal Financial
                               Officer


Date: December 19, 2003







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)      /s/ W. Whitfield Gardner
                               ________________________________
                               W. Whitfield Gardner
                               Trustee, Chairman and Principal Executive Officer
                               Gardner Lewis Investment Trust

Date:  December 19, 2003




By:  (Signature and Title)     /s/ C. Frank Watson III
                               ________________________________
                               C. Frank Watson III
                               Secretary, Treasurer and Principal Financial
                               Officer
                               Gardner Lewis Investment Trust

Date:  December 19, 2003